MERRILL LYNCH
MUNICIPAL BOND
FUND, INC.





FUND LOGO





Semi-Annual Report
December 31, 1995






This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Municipal Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011




MERRILL LYNCH MUNICIPAL BOND FUND, INC.


Officers and
Directors

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Kenneth A. Jacob, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, New York 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863




DEAR SHAREHOLDER

As 1995 drew to a close, the pace of US
economic activity apparently slowed.
There was strong evidence of a slowing
economy by mid-year, a trend that was
quickly reversed as gross domestic
product growth rebounded to a 4.2%
pace during the third calendar quarter
of 1995. However, recent economic
releases suggest that this rate of expan-sion has not been sustained.

A number of key measures of economic
growth indicate evidence of slowing
momentum. Retail sales for November
were soft, a trend that continued
throughout the all-important holiday
season, reflecting ongoing caution on
the part of debt-burdened consumers.
At the same time, there has been an
increase in initial unemployment claims, along with weak job and income growth.
As labor costs continue to decelerate
and commodity price pressures remain
subdued, inflationary pressures con-
tinue to be well under control.

These developments led the Federal
Reserve Board to ease its monetary
policy slightly at the December 19, 1995
Federal Open Market Committee meet-
ing. However, the Clinton Administration and Congress have yet to reach an agreement in their current Federal budget deliberations. While the probable direction of economic activity will continue to be the primary focus of investors in the weeks ahead, a credible plan for reducing the Federal budget deficit will also be an important factor in the investment outlook.

The Municipal Market
The municipal bond market rallied
strongly over the three months ended
December 31, 1995. Long-term, tax-
exempt revenue bond yields, as
measured by the Bond Buyer Revenue
Bond Index, declined over 55 basis
points (0.55%) to end the December
quarter at 5.71%. Continued weak
economic conditions coupled with low
inflation fostered a very positive
environment for almost all fixed-income
products throughout most of the
December quarter. Long-term US
Treasury bond yields also fell approxi-
mately 55 basis points to 5.95%. Both
US Treasury and long-term tax-exempt
bond yields are now at their lowest
levels in the past two years.

Given the difficulties that the municipal bond market had to contend with for much of 1995, its performance over recent months was especially impres-sive. Various tax reform proposals made the future tax advantage of municipal bonds uncertain. This has, at a minimum, reduced the overall demand for tax-exempt securities. At the same time, as municipal bond yields declined, tax-exempt authorities rushed to issue debt at near historic low yield levels. During the December 31, 1995 quarter, over $50 billion in municipal securities were underwritten, an increase of almost
40% compared to the December 31, 1994
quarter's levels. However, as early 1995
issuance was significantly reduced, 1995
annual issuance of approximately $160
billion remained about 5% below 1994
issuance. Tax-exempt bond yields de-
clined throughout the December 31,
1995 quarter despite investor uncer-
tainty and increased supply pressures.

It is also important to note that it is
likely that the municipal market will
regain much of the technical support it
enjoyed earlier in 1995. 1995 issuance
remained significantly below levels
underwritten in 1993 when over $290
billion in long-term tax-exempt securi-
ties were issued. Also, municipal in-
vestors were expected to receive over
$25 billion in bond maturities, coupon
income and early redemptions on Janu-
ary 1, 1996. This $25 billion is almost
twice the average monthly issuance
for 1995. The amount of outstanding
municipal securities will continue to
decline throughout 1996 and into early
1997. As the uncertainties surrounding
"proposed" tax reform are resolved in
1996, the tax-exempt bond market's
renewed technical position should
provide a large measure of stability to
municipal bond prices.

Many of the features that made tax-
exempt products attractive throughout
1995 remain available. Long-term,
A-rated municipal revenue bonds con-
tinue to yield well over 90% of com-
parable US Treasury bond yields.
Historically, analysts have considered
yields in excess of 82% attractive for
long-term investors. Currently available tax-exempt bond yields continue to generate taxable equivalent yields in excess of 8.50%. While the uncertainties regarding potential changes in current tax law remain, it appears that the long-term municipal investor is being well compensated for the present instability.

Looking ahead, it may be unreasonable
to expect to duplicate the double-digit
returns produced by most tax-exempt
products in 1995. Current municipal
bond yield levels would make such
duplication difficult. Municipal bond
yields would have to decline to levels
not seen since the 1960s in order to
generate such significant returns in the coming years. While the current economic environment may still justify additional declines in interest rates, it may be prudent to expect some period of consolidation before the interest rate decline resumes. Tax-exempt bond market performance in 1996 is likely to be generated more by maximizing cur-rent income and minimizing credit risk than by significant interest rate declines.
Fortunately, the current municipal bond
market allows the long-term investor to
purchase high-quality tax-exempt
securities at historically attractive
yield levels.

Portfolio Strategy
Insured Portfolio and National Portfolio
For the Insured Portfolio, we pursued
an investment strategy aimed at pro-
viding a competitive total return and a
high level of tax-exempt income. During
the December quarter, we were neutral
on the market and shortened the
average portfolio maturity. In addition, higher coupon, prerefunded bonds were purchased to replace a percentage of our more aggressive holdings. Although the immediate backdrop for bonds remains relatively positive, the possi-bility for disappointments for long-term tax-exempt securities caused us to enter this more defensive phase early because of growing illiquidity in the municipal bond market at these lower interest rates. We will continue to seek issues to enhance current return within the boundaries of our credit quality standards.

For the National Portfolio, we pursued
an investment strategy aimed at
enhancing the Portfolio's current yield
within a framework of maintaining an
above-industry average credit quality
structure. The strong performance, in
terms of net asset valuation, experi-
enced during the first half of 1995 was
caused by the overall positive technical backdrop for municipal bonds. We capi-talized on participating in this rally by maintaining low cash equivalent reserve levels in the National Portfolio. In the last six months, we took steps to "pull in the reins" and reduce the Portfolio's volatility to further changes in interest rates. With the prospect of lessened investor demand for municipal securi-ties, we believe that a more defensive investment strategy is warranted.
Accordingly, the Portfolio's cash equiva-lent reserve levels were raised to nearly
10% of total assets through the sale of
securities more vulnerable to any
potential reversal or rise in the general level of interest rates. More cushioned, defensive-oriented positions with high current yields replaced a percentage of the more aggressive holdings to temper the Fund's sensitivity to negative market movements.

Limited Maturity Portfolio
During most of the past 12 months, we
maintained an aggressive investment
posture for the Limited Maturity Port-
folio amid signs that inflation remained subdued and economic growth appeared anemic. The Federal Reserve Board continued to move away from a restric-tive to a more neutral policy stance during the quarter ended December 31, 1995, by once again lowering the Federal
Funds rate. We maintained relatively
low cash reserves of approximately 4%
and kept the average portfolio maturity
in the 22-month--24-month range, the
maximum permitted by the Fund's
prospectus. This aggressive investment
approach benefited the Fund by allow-
ing it to participate in the continuing
bond market rally. Our purchases for
the Portfolio continued to be in the
three-year--four-year maturity range
since these offered the greatest value
relative to taxable securities along the zero--four-year portion of the yield curve. Credit quality and diversification remain paramount in selecting Portfolio investments.

In Conclusion
We appreciate your ongoing interest in
Merrill Lynch Municipal Bond Fund,
Inc., and we look forward to serving
your investment needs and objectives
in the months and years to come.

Sincerely,


(Arthur Zeikel)
Arthur Zeikel
President


(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President

(Kenneth A. Jacob)
Kenneth A. Jacob
Vice President and
Portfolio Manager


(Peter J. Hayes)
Peter J. Hayes
Portfolio Manager


February 2, 1996





PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

*Class A Shares incur a maximum initial sales charge
 (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Insured and National
 Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees.

*Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Insured and National Portfolios. Limited
 Maturity Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Insured and National Portfolios are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. All three classes of shares automatically convert to Class D Shares after 10 years.

*Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Insured and National Portfolios. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

*Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no dis-tribution fee) for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account mainte-nance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




PERFORMANCE DATA (continued)



Average Annual
Total Return

Insured Portfolio

                                      % Return Without        % Return With
Class A Shares*                          Sales Charge          Sales Charge**

Year Ended 12/31/95                       +17.43%                +12.73%
Five Years Ended 12/31/95                 + 8.59                 + 7.71
Ten Years Ended 12/31/95                  + 8.79                 + 8.35

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                          % Return               % Return
Class B Shares*                         Without CDSC            With CDSC**

Year Ended 12/31/95                       +16.41%                +12.41%
Five Years Ended 12/31/95                 + 7.75                 + 7.75
Inception (10/21/88) through 12/31/95     + 7.62                 + 7.62

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after
  4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                          % Return               % Return
Class C Shares*                         Without CDSC            With CDSC**

Year Ended 12/31/95                       +16.50%                +15.50%
Inception (10/21/94) through 12/31/95     +13.24                 +13.24

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                      % Return Without        % Return With
Class D Shares*                          Sales Charge          Sales Charge**

Year Ended 12/31/95                       +17.14%                +12.46%
Inception (10/21/94) through 12/31/95     +13.88                 +10.05

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



National Portfolio


                                      % Return Without        % Return With
Class A Shares*                          Sales Charge          Sales Charge**

Year Ended 12/31/95                       +17.83%                +13.12%
Five Years Ended 12/31/95                 + 8.82                 + 7.94
Ten Years Ended 12/31/95                  + 8.85                 + 8.41

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.

                                          % Return               % Return
Class B Shares*                         Without CDSC            With CDSC**

Year Ended 12/31/95                       +17.07%                +13.07%
Five Years Ended 12/31/95                 + 8.01                 + 8.01
Inception (10/21/88) through 12/31/95     + 7.57                 + 7.57

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payments of applicable contingent deferred sales charge.


                                          % Return               % Return
Class C Shares*                         Without CDSC            With CDSC**

Year Ended 12/31/95                       +16.89%                +15.89%
Inception (10/21/94) through 12/31/95     +12.63                 +12.63

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                      % Return Without       % Return With
Class D Shares*                          Sales Charge         Sales Charge**

Year Ended 12/31/95                       +17.65%                +12.94%
Inception (10/21/94) through 12/31/95     +13.34                 + 9.53

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Limited Maturity Portfolio


                                      % Return Without        % Return With
Class A Shares*                          Sales Charge          Sales Charge**

Year Ended 12/31/95                        +6.13%                 +5.07%
Five Years Ended 12/31/95                  +4.94                  +4.73
Ten Years Ended 12/31/95                   +5.42                  +5.32

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.

                                          % Return                % Return
Class B Shares*                         Without CDSC             With CDSC**

Year Ended 12/31/95                        +5.75%                  +4.75%
Inception (11/2/92) through 12/31/95       +3.71                   +3.71

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                          % Return                % Return
Class C Shares*                         Without CDSC             With CDSC**

Year Ended 12/31/95                        +5.92%                  +4.92%
Inception (10/21/94) through 12/31/95       +5.04                  +5.04

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                      % Return Without        % Return With
Class D Shares*                          Sales Charge          Sales Charge**

Year Ended 12/31/95                        +6.03%                  +4.97%
Inception (10/21/94) through 12/31/95      +5.13                   +4.25

 *Maximum sales charge is 1%.
**Assuming maximum sales charge.





PERFORMANCE DATA (continued)

Performance
Summary--
Class A Shares
                       1/1--12/31 Beginning/Ending Net Asset Value         Dividends Paid*                   % Change**
Period                                                Limited                             Limited                         Limited
Covered                  Insured       National       Maturity     Insured    National    Maturity   Insured   National   Maturity
10/21/77--12/31/77     $9.80/9.80         --            --         $ 0.09        --          --      + 0.94%      --          --
1978                    9.80/8.97         --            --           0.48        --          --      - 3.69       --          --
1979++                  8.97/8.39   $ 9.60/ 9.60   $ 9.90/ 9.88      0.53     $ 0.11       $0.10     - 0.77     + 1.17%     +0.86%
1980                    8.39/6.86     9.60/ 8.54     9.88/ 9.74      0.60       0.79        0.64     -11.46     - 3.00      +5.14
1981                    6.86/5.66     8.54/ 7.34     9.74/ 9.78      0.65       0.90        0.77     - 8.49     - 3.82      +8.64
1982                    5.66/6.81     7.34/ 8.71     9.78/ 9.89      0.67       0.93        0.80     +33.96     +33.16      +9.67
1983                    6.81/6.97     8.71/ 9.01     9.89/ 9.76      0.65       0.89        0.67     +12.20     +14.04      +5.57
1984                    6.97/6.88     9.01/ 8.96     9.76/ 9.74      0.65       0.90        0.67     + 8.49     +10.00      +6.91
1985                    6.88/7.53     8.96/ 9.86     9.74/ 9.75      0.64       0.88        0.63     +19.56     +20.76      +6.71
1986                    7.53/8.18     9.86/10.67     9.75/ 9.90      0.61(1)    1.01(1)     0.56     +17.24     +19.08      +7.47
1987                    8.18/7.56    10.67/ 9.76     9.90/ 9.68      0.68(2)    0.86(2)     0.53(2)  + 0.86     - 0.40      +3.18
1988                    7.56/7.79     9.76/10.11     9.68/ 9.68      0.57       0.76        0.56     +10.92     +11.71      +5.90
1989                    7.79/7.94    10.11/10.25     9.68/ 9.74      0.57       0.75        0.59     + 9.49     + 9.11      +6.93
1990                    7.94/7.86    10.25/10.09     9.74/ 9.72      0.61(3)    0.73        0.60     + 7.07     + 5.85      +6.11
1991                    7.86/8.18    10.09/10.49     9.72/ 9.88      0.60(4)    0.82(4)     0.54     +12.07     +12.58      +7.39
1992                    8.18/8.27    10.49/10.55     9.88/ 9.97      0.63(5)    0.89(5)     0.45     + 9.04     + 9.35      +5.62
1993                    8.27/8.60    10.55/10.91     9.97/10.01      0.71(6)    0.94(6)     0.38     +12.85     +12.59      +4.30
1994                    8.60/7.43    10.91/ 9.40    10.01/ 9.77      0.60(7)    0.81(7)     0.37     - 6.76     - 6.55      +1.35
1995                    7.43/8.25     9.40/10.44     9.77/ 9.98      0.45       0.60        0.38     +17.43     +17.83      +6.13
                                                                   ------     ------       -----
                                                             Total $10.99     $13.57       $9.24

                                                            Cumulative total return as of 12/31/95: +253.79%** +344.61%** +158.01%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charges; results would be lower if sales charge was included.
 ++For National and Limited Maturity Portfolios, period covered is from 11/02/79 to 12/31/79.
(1)Includes capital gains of $0.011 and $0.178 for the Insured and National Portfolios, respectively.
(2)Includes capital gains of $0.098, $0.073 and $0.012 for the Insured, National and Limited Maturity Portfolios, respectively.
(3)Includes capital gains of $0.064 for the Insured Portfolio.
(4)Includes capital gains of $0.058 and $0.060 for the Insured and National Portfolios, respectively.
(5)Includes capital gains of $0.084 and $0.130 for the Insured and National Portfolios, respectively.
(6)Includes capital gains of $0.181 and $0.157 for the Insured and National Portfolios, respectively.
(7)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.

Performance
Summary--
Class B Shares
                       1/1--12/31 Beginning/Ending Net Asset Value         Dividends Paid*                   % Change**
Period                                                Limited                            Limited                         Limited
Covered                  Insured       National       Maturity***  Insured    National   Maturity*** Insured   National  Maturity***
10/21/88--12/31/88     $7.81/7.78   $10.14/10.11        --         $0.11      $0.14         --       + 0.97%    + 1.08%       --
1989                    7.78/7.94    10.11/10.25        --          0.51       0.67         --       + 8.81     + 8.29        --
1990                    7.94/7.86    10.25/10.09        --          0.55(1)    0.66         --       + 6.28     + 5.05        --
1991                    7.86/8.17    10.09/10.49        --          0.54(2)    0.75(2)      --       +11.10     +11.74        --
1992                    8.17/8.27    10.49/10.55   $ 9.93/ 9.97     0.56(3)    0.81(3)     $0.06     + 8.35     + 8.53      +1.05%
1993                    8.27/8.59    10.55/10.90     9.97/10.01     0.64(4)    0.85(4)      0.35     +11.88     +11.65      +3.93
1994                    8.59/7.43    10.90/ 9.39    10.01/ 9.77     0.53(5)    0.73(5)      0.34     - 7.36     --7.27      +1.03
1995                    7.43/8.24     9.39/10.44     9.77/ 9.98     0.39       0.52         0.34     +16.41     +17.07      +5.75
                                                                   -----      -----        -----
                                                             Total $3.83      $5.13        $1.09

                                                             Cumulative total return as of 12/31/95: +69.61%**  +69.03%**  +12.20%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charges; results would be lower if sales charge was deducted.
***Limited Maturity Portfolio commenced operations on 11/02/92.
(1)Includes capital gains of $0.064 for the Insured Portfolio.
(2)Includes capital gains of $0.058 and $0.060 for the Insured and National Portfolios, respectively.
(3)Includes capital gains of $0.084 and $0.130 for the Insured and National Portfolios, respectively.
(4)Includes capital gains of $0.181 and $0.157 for the Insured and National Portfolios, respectively.
(5)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.

Performance
Summary--
Class C Shares
                       1/1--12/31 Beginning/Ending Net Asset Value         Dividends Paid*                   % Change**
Period                                                Limited                             Limited                         Limited
Covered                  Insured       National       Maturity     Insured    National    Maturity   Insured   National   Maturity
10/21/94--12/31/94     $7.68/7.43   $9.85/ 9.40    $9.83/ 9.77     $0.22(1)   $0.31(1)     $0.07     - 0.41%    - 1.39%     +0.11%
1995                    7.43/8.25    9.40/10.44     9.77/10.00      0.38       0.52         0.34     +16.50     +16.89      +5.92
                                                                   -----      -----        -----
                                                             Total $0.60      $0.83        $0.41

                                                             Cumulative total return as of 12/31/95: +16.02%**  +15.27%**   +6.04%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charges; results would be lower if sales charge was deducted.
(1)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.




PERFORMANCE DATA (concluded)


Performance
Summary--
Class D Shares
                       1/1--12/31 Beginning/Ending Net Asset Value         Dividends Paid*                   % Change**
Period                                                Limited                             Limited                         Limited
Covered                  Insured       National       Maturity     Insured    National    Maturity   Insured   National   Maturity
10/21/94--12/31/94     $7.68/7.43   $9.85/ 9.40    $9.83/9.77      $0.23(1)   $0.32(1)     $0.07     -0.30%     -1.29%      +0.13%
1995                    7.43/8.25    9.40/10.45     9.77/9.98       0.43       0.57         0.37     +17.14     +17.65      +6.03
                                                                   -----      -----        -----
                                                             Total $0.66      $0.89        $0.44

                                                             Cumulative total return as of 12/31/95: +16.79%**  +16.14%**   +6.16%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charges; results would be lower if sales charge was included.
(1)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.

Recent
Performance
Results*
                                                                                               12 Month      3 Month   Standardized
                                                      12/31/95      9/30/95      12/31/94      % Change      % Change  30-day Yield
Insured Portfolio Class A Shares                       $ 8.25       $ 7.99        $7.43        +11.04%         +3.25%       4.54%
Insured Portfolio Class B Shares                         8.24         7.98         7.43        +10.90          +3.26        3.98
Insured Portfolio Class C Shares                         8.25         7.99         7.43        +11.04          +3.25        3.92
Insured Portfolio Class D Shares                         8.25         7.99         7.43        +11.04          +3.25        4.30
National Portfolio Class A Shares                       10.44        10.10         9.40        +11.06          +3.37        5.00
National Portfolio Class B Shares                       10.44        10.09         9.39        +11.18          +3.47        4.46
National Portfolio Class C Shares                       10.44        10.10         9.40        +11.06          +3.37        4.41
National Portfolio Class D Shares                       10.45        10.10         9.40        +11.17          +3.47        4.75
Limited Maturity Portfolio Class A Shares                9.98         9.93         9.77        + 2.15          +0.50        3.61
Limited Maturity Portfolio Class B Shares                9.98         9.93         9.77        + 2.15          +0.50        3.28
Limited Maturity Portfolio Class C Shares               10.00         9.93         9.77        + 2.35          +0.70        3.13
Limited Maturity Portfolio Class D Shares                9.98         9.93         9.77        + 2.15          +0.50        3.51
Insured Portfolio Class A Shares--Total Return                                                 +17.43(1)       +4.64(2)
Insured Portfolio Class B Shares--Total Return                                                 +16.41(3)       +4.43(4)
Insured Portfolio Class C Shares--Total Return                                                 +16.50(5)       +4.41(6)
Insured Portfolio Class D Shares--Total Return                                                 +17.14(7)       +4.57(8)
National Portfolio Class A Shares--Total Return                                                +17.83(9)       +4.88(10)
National Portfolio Class B Shares--Total Return                                                +17.07(11)      +4.77(12)
National Portfolio Class C Shares--Total Return                                                +16.89(13)      +4.66(14)
National Portfolio Class D Shares--Total Return                                                +17.65(15)      +4.91(16)
Limited Maturity Portfolio Class A Shares--Total Return                                        + 6.13(17)      +1.43(18)
Limited Maturity Portfolio Class B Shares--Total Return                                        + 5.75(19)      +1.34(20)
Limited Maturity Portfolio Class C Shares--Total Return                                        + 5.92(21)      +1.46(22)
Limited Maturity Portfolio Class D Shares--Total Return                                        + 6.03(23)      +1.41(24)

   *Investment results shown do not reflect sales charges;
    results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.447 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.119 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.387 per share ordinary income dividends.
 (4)Percent change includes reinvestment of $0.103 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.383 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.101 per share ordinary income dividends.

 (7)Percent change includes reinvestment of $0.427 per share ordinary income dividends.
 (8)Percent change includes reinvestment of $0.114 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.596 per share ordinary income dividends.
(10)Percent change includes reinvestment of $0.161 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.520 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.140 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.515 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.139 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.571 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.154 per share ordinary income dividends.
(17)Percent change includes reinvestment of $0.379 per share ordinary income dividends.
(18)Percent change includes reinvestment of $0.102 per share ordinary income dividends.
(19)Percent change includes reinvestment of $0.343 per share ordinary income dividends.
(20)Percent change includes reinvestment of $0.092 per share ordinary income dividends.
(21)Percent change includes reinvestment of $0.340 per share ordinary income dividends.
(22)Percent change includes reinvestment of $0.085 per share ordinary income dividends.
(23)Percent change includes reinvestment of $0.370 per share ordinary income dividends.
(24)Percent change includes reinvestment of $0.099 per share ordinary income dividends.

Portfolio
Abbreviations

To simplify the listings of
Merrill Lynch Municipal
Bond Fund, Inc.'s portfolio
holdings in the Schedules of
Investments, we have
abbreviated the names of
many of the securities
according to the list at right.

AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
COP      Certificates of Participation
EDA      Economic Development Authority
GO       General Obligation Bonds
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
INFLOS   Inverse Floating Rate Municipal Bonds
LEVRRS   Leverage Reversed Rate Securities
PCR      Pollution Control Revenue Bonds
RAN      Revenue Anticipation Notes
RAW      Revenue Anticipation Warrants
RIB      Residual Interest Bonds
SAVRS    Select Auction Variable Rate Security
S/F      Single-Family
TAN      Tax Anticipation Notes
UT       Unlimited Tax
VRDN     Variable Rate Demand Notes



SCHEDULE OF INVESTMENTS                                                                                             (in Thousands)
                     Municipal Bonds                                                                             Insured Portfolio

                     S&P     Moody's     Face                                                                              Value
STATE                Ratings Ratings    Amount       Issue                                                               (Note 1a)
Alabama--0.6%        AAA      Aaa      $  1,625      Alabama Water Pollution Control Authority, Revolving Fund Loan,
                                                     Series A, 6.75% due 8/15/2017(b)                                   $    1,843
                     AAA      Aaa         5,000      Auburn University, Alabama, University Revenue Refunding Bonds
                                                     (General Fee), 5.25% due 6/01/2013(e)                                   5,033
                     AAA      Aaa         1,250      Mobile, Alabama, GO, Refunding and Capital Improvement Bonds,
                                                     10.875% due 11/01/2007(c)                                               1,786
                     AAA      Aaa         6,000      Montgomery, Alabama, Special Care Facilities Financing Authority
                                                     Revenue Bonds (Baptist Medical Center), Series A, 5.75% due
                                                     1/01/2022(h)                                                            6,045

Alaska--0.7%                                         Kenai Peninsula Borough, Alaska, GO(b):
                     AAA      Aaa         6,450          8.40% due 1/01/2000                                                 7,400
                     AAA      Aaa         8,460          8.40% due 1/01/2001                                                 9,935

Arizona--2.0%        AAA      Aaa         6,750      Arizona State Municipal Financing Program, COP, Series 34,
                                                     7.25% due 8/01/2009(g)                                                  8,266
                     AAA      Aaa         3,800      Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds
                                                     (Saint Joseph's Care Center Project), Series A, 7.75% due
                                                     7/01/2020(e)                                                            4,366
                     AAA      Aaa         4,000      Maricopa County, Arizona, IDA, Hospital Facility, Revenue Refunding
                                                     Bonds (Samaritan Health Services), Series A, 7% due 12/01/2013(e)       4,505
                     AAA      Aaa         7,000      Maricopa County, Arizona, Unified School District No. 097, Revenue
                                                     Bonds (Deer Valley Project), UT, 1986 Series E, 10% due 7/01/2000(h)    8,628
                                                     Mesa, Arizona, IDA, Health Care Facilities Revenue Bonds
                                                     (Western Health Network)(g):
                     AAA      Aaa        10,000          Refunding, Series A-2, 7.625% due 1/01/2013                        11,065
                     AAA      Aaa         7,340          Series A-1, 7.625% due 1/01/2019                                    8,124
                     AAA      Aaa         5,000      Pima County, Arizona, Unified School District No. 1 (Tucson), UT,
                                                     Series C, 6.875% due 7/01/2001(a)(e)                                    5,673

California--4.5%     AAA      Aaa        38,700      California State, RAW, Series C, 5.75% due 4/25/1996(h)                38,935
                     AAA      Aaa        22,000      East Bay, California, Municipal Utility District, Water System
                                                     Revenue Bonds, Sub-Series, 6.375% due 12/01/2001(a)(b)                 24,817
                     A1+      VMIG1++     4,800      Los Angeles County, California, Metropolitan Transportation
                                                     Authority, Sales Tax Revenue Refunding Bonds (Proposition C--
                                                     Second Senior), VRDN, Series A, 5% due 7/01/2020(e)(f)                  4,800
                     AAA      VMIG1++    12,900      Los Angeles County, California, Transport Commission, Sales Tax
                                                     Revenue Refunding Bonds, VRDN, Series A, 5.10% due 7/01/2012(f)(h)     12,900
                     AAA      Aaa         8,800      Northern California Power Agency, Multiple Capital Facilities
                                                     Revenue Bonds, RIB, 8.808% due 9/02/2025(d)(e)                         10,384
                     AAA      Aaa         6,000      Oakland, California, Redevelopment Agency, Revenue Refunding Bonds,
                                                     INFLOS, 7.865% due 9/01/2019(d)(e)                                      6,428
                                                     University of California Revenue Bonds (Multiple Purpose Projects):
                     AAA      Aaa         5,000          Refunding, Series C, 5.25% due 9/01/2012(b)                         4,972
                     AAA      Aaa         5,500          Refunding, Series C, 5% due 9/01/2013(b)                            5,373
                     AAA      Aaa         5,000          Series D, 6.375% due 9/01/2024(e)                                   5,355

Colorado--0.3%       AAA      Aaa         2,940      Denver, Colorado, City and County, COP, School District No. 001
                                                     (Colorado Association of Schools), Series B, 6.75% due
                                                     12/01/2002(a)(e)                                                        3,376
                     AAA      Aaa         4,000      La Plata County, Colorado, Revenue Bonds (School District Number 9
                                                     & R Durango), UT, 6.60% due 11/01/2017(h)                               4,405

Connecticut--0.4%    AAA      Aaa         3,750      Connecticut State Health and Educational Facilities Authority Revenue
                                                     Bonds (Lawrence and Memorial Hospitals), Series C, 6.25% due
                                                     7/01/2002(a)(e)                                                         4,202
                                                     Connecticut State Special Tax Obligation Revenue Bonds, Series B(h):
                     AAA      Aaa         1,000          6% due 10/01/2009                                                   1,070
                     AAA      Aaa         3,490          (Transportation Infrastructure), 5.10% due 10/01/2008               3,516
                     AAA      Aaa         4,030          (Transportation Infrastructure), 5.60% due 10/01/2013               4,171

Delaware--0.4%       AAA      Aaa         6,000      Delaware State, EDA, PCR, Refunding (Delmarva Power and Light
                                                     Company), Series B, 7.30% due 3/01/2014(e)                              6,744
                     AAA      Aaa         3,750      Delaware State Health Facilities Authority, Crossover Revenue
                                                     Refunding Bonds (Medical Center of Delaware), 7% due 10/01/2015(c)(e)   4,145

Florida--5.1%        AAA      Aaa         6,100      Dade County, Florida, Water and Sewer System Revenue Refunding Bonds,
                                                     5% due 10/01/2013(h)                                                    6,008
                     AAA      Aaa         5,000      Florida State Division, Bond Finance Department, General Services
                                                     Revenue Bonds (Department of Natural Resource Preservation),
                                                     Series 2000-A, 6.75% due 7/01/2013(b)                                   5,580
                     AAA      Aaa         9,250      Florida State Municipal Power Agency Revenue Bonds (All Requirements
                                                     Power Supply Project), 6.25% due 10/01/2002(a)(b)                      10,430
                     AAA      Aaa         3,030      Florida State Turnpike Authority, Turnpike Revenue Bonds, Series A,
                                                     6.35% due 7/01/2002(a)(h)                                               3,400
                                                     Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
                                                     Refunding and Improvement Bonds (Baptist Medical Center Project):
                     AAA      Aaa           500          11.50% due 10/01/2012(c)                                              854
                     AAA      Aaa        26,500          Series A, 7.30% due 6/01/2019(e)                                   29,372
                     AAA      Aaa         8,750      Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 7.875% due
                                                     11/01/2018(g)                                                           9,202
                     AAA      Aaa        10,000      Lee County, Florida, Hospital Board of Directors, Hospital Revenue
                                                     Bonds, INFLOS, 9.013% due 4/01/2020(d)(e)                              11,462
                     AAA      Aaa        16,700      Martin County, Florida, PCR, Refunding (Florida Power and Light
                                                     Company Project), 7.30% due 7/01/2020(e)                               18,920
                     AAA      Aaa        11,540      Orange County, Florida, Health Facilities Authority, Revenue
                                                     Refunding Bonds (Pooled Hospital Loan), Series B, 7.875% due
                                                     12/01/2025(g)                                                          12,351
                     AAA      Aaa         3,950      Orange County, Florida, HFA, Mortgage Revenue Refunding Bonds,
                                                     Series A, 7.60% due 1/01/2024(h)(j)                                     4,233
                     AAA      Aaa         2,850      South Broward, Florida, Hospital District Revenue Bonds, RIB,
                                                     Series C, 9.045% due 5/13/2021(b)(d)                                    3,281
                     AAA      Aaa         1,300      Tampa, Florida, Revenue Refunding Bonds (Allegany Health System--
                                                     Saint Joseph's), 5.125% due 12/01/2023(e)                               1,247
                     AAA      Aaa         2,000      Tampa, Florida, Water and Sewer Revenue Bonds, Sub-Lien, Series A,
                                                     7.25% due 10/01/2016(b)                                                 2,159
                     AAA      Aaa         5,000      University Community Hospital Incorporated, Florida, Hospital Revenue
                                                     Refunding Bonds, 7.375% due 9/01/2000(a)(i)                             5,768
                     AAA      Aaa         5,500      Vero Beach, Florida, Electric Revenue Bonds, 6.55% due
                                                     12/01/2000(a)(e)                                                        6,135
                     AAA      Aaa         2,240      West Coast Regional Water Supply Authority, Florida, Capital
                                                     Improvement Revenue Bonds (Hillsborough County Project), 10.40% due
                                                     10/01/2010(a)(b)                                                        3,298

Georgia--4.1%        AAA      Aaa         5,500      Chatam County, Georgia, School District, UT, 6.75% due 8/01/2003(a)(e)  6,382
                     AAA      Aaa         5,000      Douglasville, Douglas County, Georgia, Water and Sewer Authority,
                                                     Water and Sewer Revenue Refunding Bonds, 5.625% due 6/01/2015(b)        5,340
                                                     Georgia Municipal Electric Authority, Power Revenue Bonds:
                     AAA      Aaa        12,100          Refunding, Series Z, 5.50% due 1/01/2012(h)                        12,518
                     AAA      Aaa         7,400          Refunding, Series Z, 5.50% due 1/01/2012(i)                         7,655
                     AAA      Aaa        11,545          Refunding, Series Z, 5.50% due 1/01/2020(h)                        11,904
                     AAA      Aaa        20,000          Series EE, 7% due 1/01/2025(b)                                     25,148
                                                     Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
                                                     Revenue Refunding Bonds(b):
                     AAA      Aaa         3,990          Second Indenture Series, Series A, 5.125% due 7/01/2019             3,902
                     AAA      Aaa        18,605          Series P, 6% due 7/01/2013                                         20,574
                     AAA      Aaa         9,000      Municipal Electric Authority, Georgia, Special Obligation Bonds
                                                     (Fifth Crossover Series, Project One), 6.40% due 1/01/2013(b)          10,253

SCHEDULE OF INVESTMENTS (continued)                                                                                (in Thousands)
                     Municipal Bonds                                                                             Insured Portfolio

                     S&P     Moody's     Face                                                                              Value
STATE                Ratings Ratings    Amount       Issue                                                               (Note 1a)
Hawaii--3.1%                                         Hawaii County, Hawaii, Revenue Refunding and Improvement Bonds,
                                                     GO, UT, Series A(h):
                     AAA      Aaa      $  1,000          5.60% due 5/01/2012                                            $    1,062
                     AAA      Aaa         1,000          5.60% due 5/01/2013                                                 1,064
                                                     Hawaii State Airport System Revenue Bonds:
                     AAA      Aaa        21,795          AMT, 7.30% due 7/01/2020(b)                                        24,256
                     AAA      Aaa        23,200          AMT, Second Series, 7.50% due 7/01/2020(h)                         26,005
                     AAA      Aaa        10,000          Refunding, Series 1993, 6.45% due 7/01/2013(e)                     11,023
                                                     Hawaii State Department of Budget and Finance, Special Purpose
                                                     Mortgage Revenue Bonds (Hawaiian Electric Company, Inc. Project),
                                                     AMT(e):
                     AAA      Aaa         4,340          7.625% due 12/01/2018                                               4,870
                     AAA      Aaa         5,000          Series C, 7.375% due 12/01/2020                                     5,602
                     AAA      Aaa         4,500      Hawaii State Harbor Capital Improvement Revenue Bonds, AMT, 7% due
                                                     7/01/2017(e)                                                            4,935

Illinois--6.4%                                       Chicago, Illinois, Public Building Commission, Building
                                                     Revenue Bonds(c):
                     AAA      Aaa        25,000          (Community College District No. 508), Series B, 8.75% due
                                                         1/01/2007(g)                                                       27,471
                     AAA      Aaa        25,000          Series A, 7.125% due 1/01/2015(e)                                  28,478
                     AAA      Aaa        11,645      Chicago, Illinois, Wastewater Transmission Revenue Bonds, 5% due
                                                     1/01/2015(h)                                                           11,257
                     AAA      Aaa        27,335      Chicago, Illinois, Water Revenue Bonds, 5% due 11/01/2015(h)           26,399
                                                     Illinois Health Facilities Authority Revenue Bonds:
                     AAA      Aaa         3,250          (Elmhurst Memorial Hospital), 6.625% due 1/01/2022(h)               3,511
                     AAA      Aaa         2,000          (Methodist Health Project), RIB, 9.538% due 5/01/2021(b)(d)         2,380
                     AAA      Aaa        10,000          (Rush-Presbyterian Saint Luke's Medical Center), INFLOS, 9.311%
                                                         due 10/01/2024(d)(e)                                               11,900
                                                     Illinois State, GO, Refunding Bonds, UT(h):
                     AAA      Aaa        13,000          5.125% due 12/01/2012                                              12,876
                     AAA      Aaa        13,000          5.125% due 12/01/2013                                              12,872
                     AAA      Aaa        16,690      Illinois State Sales Tax Revenue Bonds, Series W, 5% due
                                                     6/15/2016(h)                                                           16,211
                     AAA      Aaa         6,600      Metropolitan Pier and Exposition Authority, Illinois, Dedicated
                                                     State Tax Revenue Bonds (McCormick Place Expansion Project),
                                                     Series A, 6.50% due 6/15/2027(b)                                        7,198
                     AAA      Aaa         3,025      Northwest Suburban Municipal Joint Action Water Agency, Illinois,
                                                     Water Supply System Revenue Refunding Bonds, Series A, 5.90% due
                                                     5/01/2015(e)                                                            3,135

Indiana--1.4%        AAA      Aaa         2,470      Indiana State Employment Development Commission, Environmental
                                                     Revenue Bonds (Public Service Company of Indiana, Inc.), AMT,
                                                     7.50% due 3/15/2015(e)                                                  2,746
                                                     Indiana State Municipal Power Agency, Power Supply System Revenue
                                                     Bonds(e):
                     AAA      Aaa        12,600          Refunding, Series B, 5.75% due 1/01/2007                           13,525
                     AAA      Aaa         4,000          Series A, 6.125% due 1/01/2019                                      4,213
                     AAA      Aaa         4,040      Indianapolis, Indiana, Local Public Improvement Bond Bank, Series A,
                                                     7.90% due 2/01/2002(a)(g)                                               4,795
                     AAA      Aaa         2,000      Jasper County, Indiana, PCR, Refunding (Northern Indiana Public
                                                     Service), 7.10% due 7/01/2017(e)                                        2,244
                                                     Rockport, Indiana, PCR, Refunding:
                     A-1      Aaa           100          (AEP Generating Co. Project), VRDN, Series A, 5% due
                                                         7/01/2025(b)(f)                                                       100
                     AAA      Aaa         3,550          (Indiana--Michigan Power), Series B, 7.60% due 3/01/2016(h)         4,102
                     AAA      Aaa         3,000      Westfield, Indiana, High School Building Corp., First Mortgage,
                                                     5.70% due 7/15/2013(b)                                                  3,103

Iowa--0.2%           AAA      Aaa         5,000      Des Moines, Iowa, Parking Facilities Revenue Bonds, Series A,
                                                     7.25% due 7/01/2015(h)                                                  5,546

Kansas--0.5%         AAA      Aaa        11,175      Kansas City, Kansas, Utility System Revenue Refunding and
                                                     Improvement Bonds, 6.375% due 9/01/2023(h)                             12,224

Kentucky--0.7%       AAA      Aaa         4,500      Boone County, Kentucky, PCR, Refunding (Cincinnati Gas and Electric),
                                                     Series A, 5.50% due 1/01/2024(e)                                        4,517
                     AAA      Aaa        11,470      Kentucky Development Finance Authority, Hospital Revenue Refunding
                                                     and Improvement Bonds (Saint Elizabeth Medical Center), Series A,
                                                     9% due 11/01/2000(h)                                                   13,779

Louisiana--1.4%                                      Jefferson Parish, Louisiana, School Board, Sales and Use Tax Revenue
                                                     Bonds (b):
                     AAA      Aaa         3,800          5% due 2/01/2013                                                    3,714
                     AAA      Aaa         4,035          5% due 2/01/2014                                                    3,918
                     AAA      Aaa         4,280          5% due 2/01/2015                                                    4,152
                     AAA      Aaa         8,700      Louisiana Public Facilities Authority, Health and Education Capital
                                                     Facilities Revenue Bonds (Our Lady of the Lake Regional Medical
                                                     Center), Series C, 8.20% due 12/01/2015(g)                              9,794
                                                     New Orleans, Louisiana, Public Improvement Bonds, UT(h):
                     AAA      Aaa         5,890          5.90% due 11/01/2020                                                6,098
                     AAA      Aaa         8,260          5.90% due 11/01/2025                                                8,553

Maryland--1.5%                                       Baltimore, Maryland, Revenue Refunding Bonds (Kidder Maryland Water
                                                     Projects), Series A(e):
                     AAA      Aaa         5,000          5.60% due 7/01/2013                                                 5,263
                     AAA      Aaa        23,000          5.65% due 7/01/2020                                                24,227
                                                     Maryland State Health and Higher Educational Facilities Authority
                                                     Revenue Bonds (University of Maryland Medical Systems)(h):
                     AAA      Aaa         2,250          Series A, 7% due 7/01/2001(a)                                       2,584
                     AAA      Aaa         4,400          Series B, 7% due 7/01/2022                                          5,518

Massachusetts--      AAA      Aaa        13,000      Massachusetts Bay Transportation Authority, COP, Series A, 7.65% due
5.8%                                                 8/01/2000(a)(i)                                                        15,080
                                                     Massachusetts Bay Transportation Authority (Massachusetts General
                                                     Transportation), Series B(b):
                     AAA      Aaa         3,820          5% due 3/01/2005                                                    3,893
                     AAA      Aaa         5,660          5.25% due 3/01/2011                                                 5,664
                     AAA      Aaa         2,480          5.25% due 3/01/2012                                                 2,486
                     AAA      Aaa        17,880          5.375% due 3/01/2020                                               17,795
                     AAA      Aaa         4,910      Massachusetts Educational Loan Authority, Educational Loan Revenue
                                                     Bonds, AMT, Issue D, Series A, 7.25% due 1/01/2009(e)                   5,356
                     AAA      Aaa         3,250      Massachusetts Port Authority Revenue Bonds, 13% due 7/01/2013(c)        5,669
                                                     Massachusetts State Health and Educational Facilities Authority
                                                     Revenue Bonds:
                     AAA      Aaa        10,000          (Beth Israel), INFLOS, 8.218% due 7/01/2025(b)(d)                  10,788
                     SP1+     VMIG1++     5,300          (Capital Assets Program), VRDN, Series D, 5.15% due
                                                         1/01/2035(e)(f)                                                     5,300
                     AAA      Aaa         3,100          (Saint Elizabeth's Hospital), LEVRRS, Series E, 9.38% due
                                                         8/12/2021(d)(i)                                                     3,677
                     AAA      Aaa        19,755      Massachusetts State, HFA, Housing Revenue Refunding Bonds (Insured
                                                     Rental), AMT, Series A, 6.75% due 7/01/2028(b)                         20,881
                     AAA      Aaa         5,500      Massachusetts State Industrial Finance Agency Revenue Bonds
                                                     (Brandeis University), Series C, 6.80% due 10/01/2019(e)                6,072
                     AAA      Aaa         5,850      Massachusetts State Turnpike Authority, Turnpike Revenue Refunding
                                                     Bonds, Series A, 5.125% due 1/01/2023(h)                                5,679
                                                     Massachusetts State Water Resources Authority, General Revenue Bonds:
                     AAA      Aaa        10,150          Refunding, Series B, 5.50% due 3/01/2017(b)                        10,149
                     AAA      Aaa         3,975          Series A, 5.70% due 8/01/2009(e)                                    4,168
                     AAA      Aaa        26,980          Series B, 5% due 12/01/2016(e)                                     26,129

Michigan--3.7%       AAA      Aaa         5,500      Chippewa Valley, Michigan, School Revenue Bonds (School Building
                                                     and Sites), UT, 6.375% due 5/01/2001(a)(h)                              6,113
                     AAA      Aaa        10,900      Detroit, Michigan, Water Supply System Revenue Bonds, INFLOS,
                                                     8.461% due 7/01/2002(a)(d)(h)                                          13,611
                     A1+      VMIG1++       600      Grand Rapids, Michigan, Water Supply Systems, Revenue Refunding
                                                     Bonds, VRDN, 4.90% due 1/01/2020(f)(h)                                    600
                                                     Holly, Michigan, Area School District, UT(h):
                     AAA      Aaa         1,475          5.30% due 5/01/2009                                                 1,495
                     AAA      Aaa         1,500          5.30% due 5/01/2010                                                 1,514
                     AAA      Aaa         1,550          5.375% due 5/01/2011                                                1,570
                     AAA      Aaa         1,600          5.375% due 5/01/2012                                                1,621
                     AAA      Aaa         6,530      Livonia, Michigan, Public Schools District, Crossover Refunding
                                                     Bonds, UT, 5.50% due 5/01/2014(h)                                       6,639
                     A1       VMIG1++    10,270      Michigan State Higher Education Student Loan Authority Revenue
                                                     Bonds, VRDN, AMT, Series XII-D, 5.40% due 10/01/2015(b)(f)             10,270
                     AAA      Aaa        14,365      Michigan State Trunk Line, Series A, 5.75% due 11/15/2020(h)           14,726
                                                     Monroe County, Michigan, PCR (Detroit Edison Company Project), AMT:
                     AAA      Aaa        16,500          (Monroe and Fermi Plants), Series 1, 7.65% due 9/01/2020(h)        18,725
                     AAA      Aaa         9,745          Series I-B, 7.50% due 9/01/2019(b)                                 10,958
                     AAA      Aaa         6,250      Muskegon, Michigan, Public Schools, UT, Series 95, 5.25% due
                                                     5/01/2012(h)                                                            6,264

Mississippi--0.1%    AAA      Aaa         1,320      Harrison County, Mississippi, Wastewater Management District,
                                                     Revenue Refunding Bonds (Wastewater Treatment Facilities),
                                                     Series A, 8.50% due 2/01/2013(h)                                        1,817



SCHEDULE OF INVESTMENTS (continued)                                                                                (in Thousands)
                     Municipal Bonds                                                                             Insured Portfolio

                     S&P     Moody's     Face                                                                              Value
STATE                Ratings Ratings    Amount       Issue                                                               (Note 1a)
Missouri--0.2%       AAA      Aaa      $  3,500      Sikeston, Missouri, Electric Revenue Refunding Bonds, 6.25% due
                                                     6/01/2012(e)                                                       $    3,767

Montana--0.2%        AAA      Aaa         5,600      Montana State Health Facilities Authority, Hospital Facilities
                                                     Revenue Bonds (Deaconess Medical Center Project), SAVRS, Series A,
                                                     3.775% due 2/15/2016(b)(f)                                              5,600

Nebraska--0.9%                                       Nebraska Public Power District Revenue Bonds(e):
                     AAA      Aaa         9,000          Refunding, 6.125% due 1/01/2015                                     9,539
                     AAA      Aaa        12,755          Series A, 5.50% due 1/01/2013                                      13,101

Nevada--2.1%         AAA      Aaa         5,000      Reno, Nevada, Refunding Bonds, 7.125% due 4/01/1999(a)(b)               5,547
                     AAA      Aaa        45,000      Washoe County, Nevada, Water Facility Revenue Bonds (Sierra
                                                     Pacific Power), AMT, 6.65% due 6/01/2017(e)                            48,942

New Jersey--2.9%     AAA      Aaa         3,350      Cape May County, New Jersey, Industrial Pollution Control
                                                     Financing Authority, Revenue Refunding Bonds (Atlantic City
                                                     Electric Company), Series A, 6.80% due 3/01/2021(e)                     4,125
                     AAA      Aaa        20,000      New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds
                                                     (NUI Corp.), Series A, 6.35% due 10/01/2022(b)                         21,825
                     A1+      VMIG1++     1,100      New Jersey Sports and Exposition Authority Revenue Bonds (State
                                                     Contract), VRDN, Series C, 4.75% due 9/01/2024(e)(f)                    1,100
                                                     New Jersey State Housing and Mortgage Finance Agency, Home Buyer
                                                     Revenue Bonds, AMT(e):
                     AAA      Aaa         6,330          Series B, 7.90% due 10/01/2022                                      6,681
                     AAA      Aaa        12,595          Series D, 7.70% due 10/01/2029                                     13,230
                     AAA      Aaa        23,890          Series M, 7% due 10/01/2026                                        25,294

New York--3.5%       AAA      Aaa         9,650      Metropolitan Transportation Authority, New York, Service Contract
                                                     Revenue Refunding Bonds (Transportation Facilities), Series L,
                                                     7.50% due 7/01/2017(b)                                                 10,576
                                                     New York City, New York, GO, UT, Series I(b):
                     AAA      Aaa         7,150          7.25% due 8/15/2013                                                 7,971
                     AAA      Aaa        10,130          7.25% due 8/15/2016                                                11,221
                     AAA      Aaa         3,500      New York City, New York, IDA, Civic Facility Revenue Bonds (USTA
                                                     National Tennis Center Project), 6.25% due 11/15/2005(i)                3,910
                                                     New York City, New York, Municipal Water Finance Authority, Water
                                                     and Sewer System Revenue Bonds:
                     AAA      Aaa         1,090          Series A, 6.75% due 6/15/2014(h)                                    1,190
                     AAA      Aaa         4,510          Series C, 6.20% due 6/15/2021(b)                                    4,775
                     AAA      Aaa        11,000          Series F, 5.50% due 6/15/2012(b)                                   11,246
                     AAA      VMIG1++     1,300          VRDN, Series C, 4.85% due 6/15/2023(f)(h)                           1,300
                     AAA      Aaa        10,080      New York City, New York, UT, Series C, Sub-Series C--1, 6.375% due
                                                     8/01/2002(a)(e)                                                        11,377
                     AAA      Aaa         3,085      New York State Medical Care Facilities Finance Agency Revenue
                                                     Improvement Bonds (Mental Health Services), Series C, 7.375% due
                                                     8/15/2019(e)                                                            3,440
                     AAA      Aaa         5,695      New York State Thruway Authority, Highway and Bridge Trust Fund,
                                                     Series B, 5.30% due 4/01/2011(e)                                        5,730
                     AAA      Aaa         6,500      New York State Urban Development Corp., Revenue Refunding Bonds
                                                     (Correctional Capital Facilities), Series A, 5.25% due 1/01/2014(i)     6,576
                                                     Niagara Falls, New York, Public Improvement Bonds, UT(e):
                     AAA      Aaa         2,975          6.90% due 3/01/2023                                                 3,394
                     AAA      Aaa         3,190          6.90% due 3/01/2024                                                 3,639
                     AAA      Aaa         1,235      Suffolk County, New York, Water Authority, Waterworks Revenue
                                                     Refunding Bonds, 7.375% due 6/01/2012(b)                                1,358

North Carolina--     AAA      Aaa         3,000      Charlotte, North Carolina, COP (Convention Facility Project),
0.1%                                                 6.75% due 12/01/2001(a)(b)                                              3,442

North Dakota--0.2%   AAA      Aaa         5,000      Williston, North Dakota, Health Facilities Revenue Refunding Bonds
                                                     (Catholic Health Corp., Mercy Hospital at Williston), 5.50% due
                                                     11/15/2014(e)                                                           4,965

Ohio--1.7%                                           Clermont County, Ohio, Hospital Facilities Revenue Refunding Bonds
                                                     (Mercy Health Systems):
                     AAA      Aaa         2,710          Series A, 7.50% due 9/01/2001(a)(b)                                 3,147
                     A1+      VMIG1++     5,734          Series B, 5.10% due 12/01/2015                                      5,734
                     AAA      Aaa        12,000      Cleveland, Ohio, Public Power System Revenue Bonds, First Mortgage,
                                                     Series A, 7% due 11/15/2024(e)                                         13,961
                                                     Ohio State Water Development Authority, Pollution Control Facilities
                                                     Revenue Bonds (Water Control Loan Fund), Water Quality Series(e):
                     AAA      Aaa         3,000          5.25% due 12/01/2009                                                3,026
                     AAA      Aaa         8,755          5.30% due 6/01/2010                                                 8,837
                     AAA      Aaa         2,320          5.30% due 12/01/2010                                                2,342
                                                     Ohio State Water Development Authority, Revenue Bonds (Fresh Water
                                                     Series)(b):
                     AAA      Aaa         2,890          5.80% due 12/01/2011                                                3,058
                     AAA      Aaa         2,475          5.875% due 6/01/2012                                                2,637

Oklahoma--1.7%       AAA      Aaa         7,500      Oklahoma State Industrial Authority, Hospital Revenue Bonds (Baptist
                                                     Medical Center), Series A, 7% due 8/15/2000(a)(b)                       8,225
                     AAA      Aaa        21,560      Tulsa, Oklahoma, Industrial Authority, Hospital Revenue Bonds (Saint
                                                     John's Medical Center, Inc.), 7.25% due 12/01/2009(e)                  24,089
                     AAA      Aaa        10,525      Tulsa, Oklahoma, Metropolitan Utility Authority, Utility Revenue
                                                     Bonds, 5.75% due 9/01/2019(e)                                          10,803

Oregon--0.2%         AAA      Aaa         4,000      Port Portland International Airport Revenue Bonds (Portland
                                                     International Airport), AMT, Series Seven-B, 7.10% due 7/01/2021(e)     4,467

Pennsylvania--       AAA      Aaa         1,750      Allegheny County, Pennsylvania, Hospital Development Authority
8.6%                                                 Revenue Bonds (Mercy Hospital of Pittsburgh), 6.75% due 4/01/2021(b)    1,929
                     AAA      Aaa         6,900      Beaver County, Pennsylvania, Hospital Authority Revenue Bonds
                                                     (Medical Center of Beaver, Pennsylvania Inc.), Series A, 6.25% due
                                                     7/01/2022(b)                                                            7,325
                     AAA      Aaa         3,365      Beaver County, Pennsylvania, IDA, PCR, Refunding (Ohio Edison
                                                     Company/Mansfield), Series A, 7% due 6/01/2021(h)                       3,787
                     AAA      Aaa         6,700      Berks County, Pennsylvania, GO, Revenue Bonds, 7.25% due
                                                     11/15/2000(a)(h)                                                        7,708
                                                     Derry, Pennsylvania, Area School Districts Revenue Bonds(a):
                     AAA      Aaa         3,185          6.50% due 2/01/2001(e)                                              3,507
                     AAA      Aaa         2,345          UT, 6.20% due 3/01/2000(b)                                          2,524
                     AAA      Aaa         6,500      Erie County, Pennsylvania, Prison Authority, Lease Revenue Bonds,
                                                     6.625% due 11/01/2001(a)(e)                                             7,283
                                                     Pennsylvania State Higher Educational Assistance Agency, Student
                                                     Loan Revenue Bonds, AMT, RIB(d):
                     AAA      Aaa        15,000          9.492% due 9/03/2026(b)                                            17,194
                     AAA      Aaa         8,000          Series B, 10.595% due 3/01/2020(e)                                  9,390
                     AAA      Aaa        18,600          Series B, 8.025% due 3/01/2022(b)                                  19,716
                                                     Pennsylvania State Higher Educational Facilities Authority, College
                                                     and University Revenue Bonds:
                     AAA      Aaa         1,500          (Bryn Mawr College), 6.50% due 12/01/2009(h)                        1,643
                     AAA      Aaa         4,250          (Temple University), First Series, 6.50% due 4/01/2021(e)           4,584
                     AAA      Aaa         6,000      Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds,
                                                     Series J, 7.20% due 12/01/2001(a)(h)                                    7,005
                                                     Philadelphia, Pennsylvania, Airport Revenue Bonds, AMT(e):
                     AAA      Aaa         8,150          7.75% due 6/15/2015                                                 8,928
                     AAA      Aaa        24,000          7.375% due 6/15/2018                                               26,085
                     AAA      Aaa         5,000      Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B,
                                                     7% due 5/15/2020(c)(e)                                                  6,219
                     AAA      Aaa         5,750      Philadelphia, Pennsylvania, Parking Authority, Airport Parking
                                                     Revenue Bonds, 7.375% due 9/01/2018(b)                                  6,311
                     AAA      Aaa        21,285      Philadelphia, Pennsylvania, School District, Series B, 5.50% due
                                                     9/01/2025(b)                                                           21,221
                     AAA      Aaa         4,610      Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
                                                     5.50% due 8/01/2014(e)                                                  4,610
                     AAA      Aaa        14,000      Pittsburgh, Pennsylvania, Revenue Refunding Bonds, Series A, 5.25%
                                                     due 3/01/2011(h)                                                       14,020
                                                     Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and
                                                     Sewer System Revenue Bonds, Series A(h):
                     AAA      Aaa         6,485          First Lien, 5.65% due 9/01/2025                                     6,576
                     AAA      Aaa        12,750          Refunding, 6% due 9/01/2001(a)                                     13,850
                     AAA      Aaa        16,540      Somerset County, Pennsylvania, General Authority Commonwealth, Lease
                                                     Revenue Bonds, 6.25% due 10/15/2001(a)(h)                              18,204

SCHEDULE OF INVESTMENTS (continued)                                                                                (in Thousands)
                     Municipal Bonds                                                                             Insured Portfolio

                     S&P     Moody's     Face                                                                              Value
STATE                Ratings Ratings    Amount       Issue                                                               (Note 1a)
Rhode Island--1.2%   AAA      Aaa      $  3,340      Convention Center Authority, Rhode Island, Revenue Bonds,
                                                     Series A, 6.40% due 5/15/2001(a)(e)                                $    3,732
                     AAA      Aaa         6,100      Rhode Island Depositors Economic Protection Corporation, Special
                                                     Obligation Bonds, Series A, 6.625% due 8/01/2002(a)(i)                  6,972
                     AAA      Aaa        12,800      Rhode Island State Health and Educational Building Corporation
                                                     Revenue Bonds (Rhode Island Hospital), INFLOS, 9.563% due
                                                     8/15/2021(d)(h)                                                        15,136
                     AAA      Aaa         5,000      Rhode Island State Public Buildings Authority, Revenue Refunding
                                                     Bonds (State Public Projects), Series A, 5.25% due 2/01/2010(b)         4,985

South Carolina--     AAA      Aaa         5,000      Florence County, South Carolina, Hospital Revenue Bonds (McLeod
2.7%                                                 Regional Medical Center Project), 6.75% due 11/01/2020(h)               5,496
                     AAA      Aaa         1,750      Greenville, South Carolina, Hospital System, Hospital Facilities
                                                     Revenue Bonds, Series A, 7.50% due 5/01/2016(h)                         1,806
                     AAA      Aaa         3,500      Pickens and Richland Counties, South Carolina, Hospital Facilities
                                                     Revenue Bonds (South Carolina Baptist Hospital), Series A, 7% due
                                                     8/01/2001(a)(b)                                                         4,026
                     AAA      Aaa         4,000      Piedmont Municipal Power Agency, South Carolina, Electric Revenue
                                                     Refunding Bonds, 6.30% due 1/01/2022(e)                                 4,254
                                                     South Carolina State Public Service Authority Revenue Bonds:
                     AAA      Aaa         9,000          (Santee Cooper), Series D, 6.50% due 7/01/2002(a)(b)               10,211
                     AAA      Aaa        25,655          Refunding, Series A, 5.50% due 7/01/2021(e)                        25,585
                     AAA      Aaa        17,090          Refunding, Series A, 6.375% due 7/01/2021(b)                       18,286

Tennessee--0.2%      AAA      Aaa         1,905      Jackson, Tennessee, Water and Sewer System Revenue Bonds, 10.375%
                                                     due 7/01/2012(b)                                                        2,290
                     AAA      Aaa         2,200      Knox County, Tennessee, Health, Educational and Housing Facilities
                                                     Board, Hospital Facilities Revenue Refunding Bonds (Mercy Health
                                                     Care System), Series A, 7.60% due 9/01/1999(a)(b)                       2,499

Texas--15.4%                                         Austin, Texas, Utility System, Combined Revenue Bonds(e):
                     AAA      Aaa        11,190          Prior Lien, 9.25% due 5/15/2004(a)                                 14,799
                     AAA      Aaa        30,000          Refunding, 5.60% due 5/15/2025                                     30,215
                                                     Brazos River Authority, Texas, PCR (Texas Utilities Electric
                                                     Company Project), AMT:
                     AAA      Aaa         6,000          Refunding, 6.50% due 12/01/2027(b)                                  6,452
                     AAA      Aaa        12,000          Series B, 6.625% due 6/01/2022(h)                                  12,979
                     AAA      Aaa        13,900      Brazos River Authority, Texas, Revenue Refunding Bonds (Houston
                                                     Light and Power Co.), Series B, 7.20% due 12/01/2018(h)                15,527
                     AAA      Aaa        20,000      Brownsville, Texas, Utility System Revenue Refunding Bonds, 6.25%
                                                     due 9/01/2014(e)                                                       22,643
                     AAA      Aaa         4,540      Colorado River, Texas, Municipal Water District, Water Revenue
                                                     Bonds (Water Transmission Facilities Project), Series A, 6.625% due
                                                     1/01/2001(a)(b)                                                         5,022
                     A1+      VMIG1++       100      Harris County, Texas, Health Facilities Development Corporation,
                                                     Special Facilities Revenue Bonds (Texas Medical Center Project),
                                                     VRDN, 4.95% due 2/15/2022(e)(f)                                           100
                     AAA      Aaa         5,000      Harris County, Texas, Hospital District Mortgage, Revenue Refunding
                                                     Bonds, 7.40% due 2/15/2010(b)                                           6,205
                                                     Harris County, Texas, Toll Road Revenue Bonds, Senior Lien:
                     AAA      Aaa        13,045          Refunding, 5.30% due 8/15/2013(b)                                  13,128
                     AAA      Aaa         2,250          Refunding, 5% due 8/15/2016(h)                                      2,193
                     AAA      Aaa        29,900          Refunding, 5.375% due 8/15/2020(h)                                 29,797
                     AAA      Aaa         3,000          Refunding, Series A, 6.40% due 8/15/2002(a)(h)                      3,392
                     AAA      Aaa        20,430          Refunding, Series A, 6.50% due 8/15/2002(a)(b)                     23,216
                     AAA      Aaa        10,305          Refunding, Series A, 6.50% due 8/15/2002(a)(h)                     11,710
                     AAA      Aaa         2,750          Series A, 6.50% due 8/15/2017(b)                                    3,007
                     AAA      Aaa        11,100          Series A, 6.375% due 8/15/2024(e)                                  12,058
                     AAA      Aaa         1,695      Harris County, Texas Toll Road Revenue Bonds, Series A, 6.50% due
                                                     8/15/2011(h)                                                            1,873
                                                     Houston, Texas, Water and Sewer System Revenue Bonds, Junior Lien:
                     AAA      Aaa        45,960          Refunding, Series C, 5.70% due 12/01/2011(b)(k)                    19,584
                     AAA      Aaa         9,375          Series A, 6.375% due 12/01/2022(e)                                 10,083
                     AAA      Aaa         3,500      Houston, Texas, Water Conveyance System, COP, Series J, 6.25% due
                                                     12/15/2013(b)                                                           3,988
                     AAA      Aaa           650      Lower Colorado River Authority, Texas, Revenue Refunding Bonds
                                                     Series B, 7% due 1/01/2001(a)(b)                                          740
                                                     Matagorda County, Texas, Navigation District No. 1 (Houston Light
                                                     and Power Co.):
                     AAA      Aaa         8,250          AMT, PCR, Series D, 7.60% due 10/01/2019(h)                         9,251
                     AAA      Aaa        11,800          Refunding, Series A, 6.70% due 3/01/2027(b)                        13,047
                     AAA      Aaa        26,305          Refunding, Series C, 7.125% due 7/01/2019(h)                       29,071
                     AAA      Aaa         5,000      Matagorda County, Texas, Navigation District No. 1, PCR, AMT
                                                     (Central Power and Light Company Project), 7.50% due 3/01/2020(b)       5,591
                     AAA      VMIG1++    12,800      North Texas Higher Education Authority Inc., Student Loan Revenue
                                                     Refunding Bonds, VRDN, AMT, Series C, 5.25% due 4/01/2020(b)(f)        12,800
                     AAA      Aaa        15,000      Southwest Higher Education Authority Incorporated, Texas, Revenue
                                                     Refunding Bonds (Southern Methodist University), Series B, 6.25% due
                                                     10/01/2022(h)                                                          15,954
                                                     Texas State Municipal Power Agency, Revenue Refunding Bonds:
                     AAA      Aaa         2,000          5.75% due 9/01/2002(a)(e)                                           2,158
                     AAA      Aaa        24,475          5% due 9/01/2010(h)                                                24,098
                     AAA      Aaa        32,095          6.11% due 9/01/2016(e)(k)                                          10,373
                     AAA      Aaa         3,150          Series A, 6.75% due 9/01/2012(b)                                    3,531
                     AAA      Aaa         2,345      Texas State Turnpike Authority Revenue Bonds (Dallas North Thruway),
                                                     6% due 1/01/1999(a)(b)                                                  2,474
                     AAA      Aaa        15,875      Trinity River Authority, Texas, Regional Wastewater System Revenue
                                                     Refunding Bonds, Series A, 5% due 8/01/2016(b)                         15,282

Utah--1.8%           A1+      VMIG1++    10,700      Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN,
                                                     5.95% due 11/01/2024(b)(f)                                             10,700
                     AAA      Aaa        14,000      Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC
                                                     Hospitals, Inc.), INFLOS, 9.287% due 5/15/2020(b)(d)                   16,345
                     AA-      Aaa         1,000      Uintah County, Utah, PCR (Deseret Generation and Transmission
                                                     Cooperative--National Rural Utilities Company), Series 1984 F-2,
                                                     10.50% due 6/15/2001(a)                                                 1,296
                                                     Utah Associated Municipal Power System Revenue Refunding Bonds
                                                     (Hunter Project)(b):
                     AAA      Aaa         3,500          5% due 7/01/2009                                                    3,433
                     AAA      Aaa         2,000          5% due 7/01/2010                                                    1,950
                                                     Utah State Board of Regents, Student Loan Revenue Bonds, AMT(b):
                     AAA      Aaa         2,650          Series F, 7.45% due 11/01/2008                                      2,912
                     A1+      VMIG1++     2,500          VRDN, Series C, 5.25% due 11/01/2013(f)                             2,500
                                                     Utah State Municipal Power Agency, Electric System Revenue Refunding
                                                     Bonds, Series A(h):
                     AAA      Aaa         3,120          5.50% due 7/01/2012                                                 3,185
                     AAA      Aaa         3,295          5.50% due 7/01/2013                                                 3,363

Vermont--0.8%        AAA      Aaa        18,950      Vermont, HFA, Home Mortgage Purchase Bonds, AMT, Series B, 7.60% due
                                                     12/01/2024(e)                                                          20,105

Virginia--2.7%       AAA      Aaa         5,000      Danville, Virginia, IDA, Hospital Revenue Refunding Bonds (Danville
                                                     Regional Medical Center), 6.50% due 10/01/2019(h)                       5,462
                     AAA      Aaa        16,800      Prince William County, Virginia, Service Authority, Water and Sewer
                                                     System, Revenue Refunding Bonds, 5% due 7/01/2021(h)                   16,168
                     AAA      Aaa        11,000      Upper Occoquan Sewer Authority, Virginia, Regional Sewer Revenue
                                                     Bonds, 6% due 7/01/2001(a)(e)                                          11,925
                                                     Virginia State, HDA, Commonwealth Mortgage, AMT, Series A,
                                                     Sub--Series A--4(e):
                     AAA      Aaa         5,000          6.30% due 7/01/2014                                                 5,188
                     AAA      Aaa        11,215          6.35% due 7/01/2018                                                11,567
                     AAA      Aaa        19,000          6.45% due 7/01/2028                                                19,675

Washington--3.9%                                     Clark County, Washington, Public Utility District No. 001,
                                                     Generating System Revenue Bonds(h):
                     AAA      Aaa        10,000          5.25% due 1/01/2009                                                10,036
                     AAA      Aaa        18,060          5.375% due 1/01/2010                                               18,220
                                                     Seattle, Washington, Metropolitan Seattle Municipality, Sewer
                                                     Revenue Bonds:
                     AAA      Aaa         3,865          Refunding, Series Z, 5.45% due 1/01/2022(b)                         3,865
                     AAA      Aaa         2,465          Series W, 6.25% due 1/01/2022(e)                                    2,618
                     AAA      Aaa         4,485          Series W, 6.25% due 1/01/2023(e)                                    4,754
                     AAA      Aaa        33,535      Seattle, Washington, Municipal Light and Power Revenue Bonds,
                                                     6.625% due 7/01/2020(h)                                                36,903
                     AAA      Aaa        10,000      Seattle, Washington, Solid Waste Utility, Revenue Refunding Bonds,
                                                     Series A, 6.875% due 5/01/2009(g)                                      10,969
                     AAA      Aaa         3,250      University of Washington, University Revenue Bonds (Housing and
                                                     Dining), 7% due 12/01/2021(e)                                           3,680
                     AAA      Aaa         7,000      Washington State Health Care Facilities Authority Revenue Bonds
                                                     (Southwest Washington Hospital--Vancouver), 7.125% due 10/01/2019(g)    7,767

SCHEDULE OF INVESTMENTS (concluded)                                                                                (in Thousands)
                     Municipal Bonds                                                                             Insured Portfolio

                     S&P     Moody's     Face                                                                              Value
STATE                Ratings Ratings    Amount       Issue                                                               (Note 1a)
West Virginia--3.9%  AAA      Aaa      $  9,270      Kanawha County, West Virginia, Building Commission Revenue
                                                     Refunding Bonds (Charleston Area Medical Center Inc.),
                                                     Series A, 7.10% due 6/01/1997(a)(e)                                $    9,872
                     AAA      Aaa        30,250      Marshall County, West Virginia, PCR, Refunding (Ohio Power
                                                     Company--Kammer Plant Project), Series B, 5.45% due 7/01/2014(e)       30,482
                                                     Pleasants County, West Virginia, PCR, Series 95-C(b):
                     AAA      Aaa        24,500          (Monogahela Power Co.), 6.15% due 5/01/2015                        26,148
                     AAA      Aaa        12,250          (Potomac--Pleasants), 6.15% due 5/01/2015                          13,074
                     AAA      Aaa         5,250          (West Penn Power Co.), 6.15% due 5/01/2015                          5,603
                     AAA      Aaa         5,250      Putnam County, West Virginia, PCR, Refunding (Appalachian Power
                                                     Company Project), Series D, 5.45% due 6/01/2019(b)                      5,250
                     AAA      Aaa         4,000      West Virginia State Parkways Economic Development and Tourism
                                                     Authority, 5.80% due 5/15/2013(h)                                       4,154
                     AAA      Aaa         3,720      West Virginia State Water Development Authority, Water Development
                                                     Revenue Refunding Bonds (Loan Program II), Series A, 5.375% due
                                                     11/01/2015(i)                                                           3,677

Wisconsin--2.8%      AAA      Aaa         7,000      Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds
                                                     (Midwest Energy Resources), Series E, 6.90% due 8/01/2021(h)            8,570
                                                     Wisconsin Public Power System Incorporated, Power Supply System
                                                     Revenue Bonds, Series A(b):
                     AAA      Aaa         6,500          6.875% due 7/01/2001(a)                                             7,426
                     AAA      Aaa         8,360          Refunding, 5.25% due 7/01/2021                                      8,176
                                                     Wisconsin State Health and Educational Facilities Authority
                                                     Revenue Bonds:
                     AAA      Aaa        11,500          (Aurora Health Care), 5.25% due 8/15/2012(e)                       11,336
                     AAA      Aaa         1,500          (Saint Luke's Medical Center Project), 7.10% due 8/15/2019(e)       1,690
                     AAA      Aaa         5,750          (Waukesha Memorial Hospital), Series B, 7.25% due 8/15/2019(b)      6,505
                                                     Wisconsin State Veterans Housing Loans, AMT, Series B(e):
                     AAA      Aaa         7,920          6.50% due 5/01/2020                                                 8,600
                     AAA      Aaa        17,130          6.50% due 5/01/2025                                                18,199

                     Total Investments (Cost--$2,360,153)--100.6%                                                        2,563,340

                     Liabilities in Excess of Other Assets--(0.6%)                                                         (15,419)
                                                                                                                        ----------
                     Net Assets--100.0%                                                                                 $2,547,921
                                                                                                                        ==========

                     (a)Prerefunded.
                     (b)AMBAC Insured.
                     (c)Escrowed to maturity.
                     (d)The interest rate is subject to change periodically
                        and inversely based upon prevailing market rates.
                        The interest rate shown is the rate in effect at December 31, 1995.
                     (e)MBIA Insured.
                     (f)The interest rate is subject to change periodically
                        based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1995.
                     (g)BIG Insured.
                     (h)FGIC Insured.
                     (i)FSA Insured.
                     (j)GNMA Collateralized.
                     (k)Represents a zero coupon bond; the interest rate shown
                        is the effective yield at the time of purchase by the Portfolio.
                      ++Highest short-term rating issued by Moody's Investors
                        Services, Inc.

                        See Notes to Financial Statements.




SCHEDULE OF INVESTMENTS                                                                                            (in Thousands)
                     Municipal Bonds                                                                            National Portfolio

                     S&P     Moody's     Face                                                                              Value
STATE                Ratings Ratings    Amount       Issue                                                               (Note 1a)
Alabama--0.4%        AAA      Aaa      $  5,000      Alabama Agricultural and Mechanical University, 6.50% due
                                                     11/01/2025(f)                                                      $    5,527

Alaska--2.4%                                         Valdez, Alaska, Marine Terminal Revenue Refunding Bonds:
                     AA-      Aa3         6,000          (British Petroleum Pipeline), Series B, 7% due 12/01/2025           6,558
                     AA-      A1         27,150          (Sohio Pipeline), 7.125% due 12/01/2025                            30,002

California--7.1%     NR*      NR*         6,000      Antioch, California, Improvement Bond Act 1915 (Assessment
                                                     District No. 27--Lone Tree), Series E, 7.125% due 9/02/2016             6,182
                     AAA      Aaa        20,000      California State, Department of Water Resource, Water System
                                                     Revenue Bonds (Central Valley Project), Series O, 4.75%
                                                     due 12/01/2029(f)                                                      18,482
                     SP1      MIG1++     18,000      California State, GO, RAW, Series C, 5.75% due 4/25/1996               18,110
                                                     California State Public Works Board, Lease Revenue Bonds,
                                                     Series A:
                     A-       A          10,350          (Department of Corrections--Monterey County Soledad II),
                                                         7% due 11/01/2019                                                  11,756
                     AAA      Aaa        17,500          (Various University of California Projects), 6.60% due
                                                         12/01/2002(j)                                                      20,136
                     NR*      NR*         4,000      Long Beach, California, Special Tax Community Facilities, District
                                                     No. 3--Pine Avenue, 6.375% due 9/01/2023                                3,916
                     A1+      VMIG1++     8,200      Los Angeles County, California, Metropolitan Transportation
                                                     Authority, Sales Tax Revenue Refunding Bonds (Proposition C--
                                                     Second Senior), VRDN, Series A, 5% due 7/01/2020(a)(f)                  8,200
                     A        NR*        11,725      Palmdale, California, Civic Authority, Revenue Refunding Bonds
                                                     (Merged Redevelopment Project), Series A, 6.60% due 9/01/2034          12,809
                     AAA      Aaa        10,000      Southern California Public Power Authority, Transmission Project
                                                     Revenue Refunding Bonds, Sub-Series A, 5% due 7/01/2022(f)              9,575

Colorado--3.5%                                       Denver, Colorado, City and County Airport Revenue Bonds, AMT:
                     BB       Baa         5,000          Series A, 8% due 11/15/2014                                         5,342
                     BBB      Baa         3,000          Series A, 7.50% due 11/15/2023                                      3,353
                     BBB      Baa         8,570          Series A, 8% due 11/15/2025                                         9,610
                     BBB      Baa        13,000          Series B, 7.25% due 11/15/2023                                     14,153
                     BBB      Baa         5,650          Series C, 6.75% due 11/15/2022                                      5,879
                     BBB      Baa        13,150          Series D, 7.75% due 11/15/2021                                     14,710

Connecticut--0.4%    AA-      Baa1       14,550      Connecticut State Resource Recovery Authority Revenue Bonds
                                                     (American Refuse Fuel), AMT, Series A, 8% due 11/15/2015                5,041
                     A1       VMIG1++     1,000      Connecticut State Special Assessment Unemployment Compensation,
                                                     Advanced Fund Revenue Bonds (Connecticut Unemployment), VRDN,
                                                     Series B, 5.40% due 11/01/2001(a)                                       1,000

Delaware--0.6%       AAA      NR*         7,500      Delaware State Health Facilities Authority, Revenue Refunding
                                                     Bonds (Beebe Medical Center Project), 8.50% due 6/01/2000(j)            8,920

District of          A+       A1          3,750      District of Columbia Revenue Bonds (Georgetown University), RIB,
Columbia--0.3%                                       8.632% due 4/01/2022(k)                                                 4,247

Florida--2.4%        AAA      Aaa         6,330      Florida, HFA (Antigua Club Apartments), AMT, Series A-1, 7% due
                                                     2/01/2035(c)                                                            6,789
                     NR*      Aaa         9,220      Florida HFA, Home Ownership Revenue Bonds, AMT, Series G-1, 7.90%
                                                     due 3/01/2022(m)                                                        9,754
                     AA       Aa3         5,000      Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
                                                     Company Project), Series 1991, 7.875% due 8/01/2021                     5,888
                     AAA      NR*         2,700      Leesburg, Florida, Hospital Capital Improvement Revenue Bonds
                                                     (Leesburg Regional Medical Center Project), Series 1991-A, 7.50%
                                                     due 7/01/2002(j)                                                        3,198
                     AAA      NR*         4,765      Orange County, Florida, HFA, Mortgage Revenue Bonds, AMT, Series A,
                                                     8.375% due 3/01/2021(m)                                                 5,041
                     AAA      Aaa         5,850      South Broward, Florida, Hospital District Revenue Bonds, RIB,
                                                     Series C, 9.045% due 5/13/2021(c)(k)                                    6,735

SCHEDULE OF INVESTMENTS (continued)                                                                                (in Thousands)
                     Municipal Bonds                                                                            National Portfolio

                     S&P     Moody's     Face                                                                              Value
STATE                Ratings Ratings    Amount       Issue                                                               (Note 1a)
Georgia--4.0%        AAA      Aaa      $ 25,705      Atlanta, Georgia, Water and Sewer Revenue Refunding Bonds, 4.75%
                                                     due 1/01/2023(e)                                                   $   23,966
                     A1       VMIG1++     6,800      Burke County, Georgia, Development Authority, PCR (Georgia Power
                                                     Company--Plant Vogtle Project), VRDN, 3rd Series, 5% due
                                                     7/01/2024(a)                                                            6,800
                                                     Metropolitan Atlanta, Georgia Rapid Transit Authority, Sales Tax
                                                     Revenue Bonds:
                     AAA      Aaa        20,000          Second Indenture, Series A, 6.90% due 7/01/2020(f)                 22,884
                     AA-      A1          7,500          Series O, 6.55% due 7/01/2020                                       8,160

Idaho--0.2%          AA       NR*         2,140      Idaho Housing Agency, S/F Mortgage Revenue Bonds, AMT, Series E,
                                                     7.875% due 7/01/2024(b)                                                 2,264

Illinois--5.0%       AA-      Aa3         8,000      Chicago, Illinois, Gas Supply Revenue Bonds (Peoples Gas, Light &
                                                     Coke Company Project), AMT, Series A, 8.10% due 5/01/2020               9,095
                                                     Chicago, Illinois, O'Hare International Airport, Special Facility
                                                     Revenue Bonds (United Airlines, Inc.):
                     BB       Baa2        4,825          AMT, Series B, 8.95% due 5/01/2018                                  5,539
                     BB       Baa2       14,075          Series 1984-B, 8.85% due 5/01/2018                                 16,163
                     AAA      Aaa         5,015      Chicago, Illinois, Public Building Commission Revenue Bonds
                                                     (Community College District No.  508), Series B, 8.75% due
                                                     1/01/2007(d)(i)                                                         5,511
                     BBB      NR*         3,000      Illinois Educational Facilities Authority, Revenue Refunding Bonds
                                                     (Columbia College), 6.875% due 12/01/2017                               3,169
                     A+       Aa          5,250      Illinois HDA, Residential Mortgage Revenue Bonds, RIB, AMT, 9.436%
                                                     due 2/01/2018(k)                                                        5,847
                                                     Illinois Health Facilities Authority Revenue Bonds:
                     AAA      Aaa         1,500          (Methodist Health Project), RIB, 9.467% due 5/01/2021(c)(k)         1,785
                     AAA      Aaa        11,000          (Rush Presbyterian-Saint Luke's Medical Center), INFLOS,
                                                         9.311% due 10/01/2024(f)(k)                                        13,090
                     BBB      NR*         2,625          Refunding (Saint Elizabeth's Hospital--Chicago), 7.75% due
                                                         7/01/2016                                                           2,812
                     AAA      Aaa         5,950      Regional Transportation Authority Illinois, UT, Series D, 6.75%
                                                     due 6/01/2025(e)                                                        6,763
                     NR*      A1          4,400      Southwestern Illinois Development Authority, Sewer Facilities
                                                     Revenue Bonds (Monsanto Company Project), AMT, 7.30% due 7/15/2015      4,836

Indiana--4.1%        A        NR*         7,720      Indiana Bond Bank, Special Program, Series B, 5.75% due 2/01/2020       7,710
                     NR*      Baa1        3,500      Indiana Health Facility Financing Authority, Hospital Revenue Bonds
                                                     (Riverview Hospital Project), 6.875% due 8/01/2017                      3,632
                     NR*      Aaa         9,500      Indiana State Educational Facilities Authority Revenue Bonds
                                                     (University of Notre Dame Project), 6.70% due 3/01/2025                10,603
                                                     Indianapolis, Indiana, Local Public Improvement Bond Bank:
                     A+       NR*         9,100          Refunding, Series D, 6.75% due 2/01/2020                            9,957
                     NR*      A1         17,445          Series C, 6.70% due 1/01/2002(j)                                   19,791
                     AA-      Aa2         5,700      Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Light Co.
                                                     Project), 6.625% due 12/01/2024                                         6,260
                     A1       Aaa         3,900      Rockport, Indiana, PCR, Refunding (AEP Generating Co. Project),
                                                     VRDN, Series A, 5% due 7/01/2025(a)(c)                                  3,900

Iowa--0.6%           NR*      NR*         9,000      Iowa Finance Authority, Health Care Facilities Revenue Bonds
                                                     (Mercy Health Initiatives Project), 9.95% due 7/01/2019                 9,692

Kansas--0.9%         AAA      Aaa        12,000      Wichita, Kansas, Hospital Revenue Bonds, RIB, Series III-A, 8.743%
                                                     due 10/01/2017(f)(k)                                                   13,815

Kentucky--2.2%       A1+      VMIG1++     7,400      Kentucky Economic Development Finance Authority Revenue Bonds
                                                     (Sisters of Charity), VRDN, 5.60% due 11/01/2020(a)                     7,400
                     AAA      Aaa         4,500      Louisville and Jefferson County, Kentucky, Metropolitan Sewer
                                                     District, Sewer and Drain System, Revenue Refunding Bonds,
                                                     Series A, 6.50% due 5/15/2024(c)                                        5,013
                     NR*      VMIG1++     9,000      Perry County, Kentucky, Healthcare System Revenue Bonds
                                                     (Appalachian Regional Hospital), VRDN, 5.25% due 8/01/2014(a)           9,000
                     NR*      NR*         4,500      Perry County, Kentucky, Solid Waste Disposal Revenue Bonds
                                                     (TJ International Project), AMT, 7% due 6/01/2024                       4,689
                     AA       Aa2         6,345      Trimble County, Kentucky, PCR (Louisville Gas and Electric
                                                     Company), AMT, Series A, 7.625% due 11/01/2020                          7,147

Louisiana--3.2%      NR*      Baa2       37,850      Lake Charles, Louisiana, Harbor and Terminal District Port
                                                     Facilities, Revenue Refunding Bonds (Trunkline LNG Company
                                                     Project), 7.75% due 8/15/2022                                          43,202
                     BB-      NR*         3,000      Port New Orleans, Louisiana, IDR, Refunding (Continental Grain
                                                     Company Project), 7.50% due 7/01/2013                                   3,206
                     BBB      Baa2        1,100      Saint Charles Parish, Louisiana, PCR (Union Carbide Project),
                                                     AMT, 7.35% due 11/01/2022                                               1,177

Maine--0.3%          AA-      A1          3,815      Maine State Housing Authority, Mortgage Purchase, AMT, Series B-4,
                                                     6.90% due 11/15/2026                                                    4,007

Maryland--0.5%       AA-      Aa          7,000      Maryland State Stadium Authority, Sports Facilities Lease Revenue
                                                     Bonds, AMT, Series D, 7.60% due 12/15/2019                              7,823

Massachusetts--      AAA      Aaa         6,000      Massachusetts Bay Transportation Authority Revenue Bonds, Series B,
5.5%                                                 7.875% due 3/01/2001(j)                                                 7,090
                     A+       A1         10,000      Massachusetts State Consolidated Loans, UT, Series B, 9.25% due
                                                     7/01/2000                                                              11,990
                                                     Massachusetts State Health and Educational Facilities Authority
                                                     Revenue Bonds:
                     SP1+     VMIG1++     2,900          (Capital Assets Program), VRDN, Series D, 5.15% due
                                                         1/01/2035(a)(f)                                                     2,900
                     NR*      NR*         9,420          (North Adams Regional Hospital), Series A, 9.625% due
                                                         12/01/2018                                                         10,215
                     NR*      Ba         12,350      Massachusetts State Health and Educational Facilities Authority,
                                                     Revenue Refunding Bonds (New England Memorial Hospital),
                                                     Series B, 6.25% due 7/01/2023                                          10,077
                                                     Massachusetts State, HFA, Residential Development(l):
                     AAA      Aaa         5,000          Series C, 6.875% due 11/15/2011                                     5,369
                     AAA      Aaa         7,500          Series C, 6.90% due 11/15/2021                                      7,954
                     AAA      Aaa         2,000          Series D, 6.80% due 11/15/2012                                      2,123
                     NR*      NR*         2,018      Massachusetts State Individual Finance Agency Revenue Bonds (Lower
                                                     Mills Association II L.P.), VRDN, 5% due 12/01/2020(a)                  2,018
                     A1+      P1          3,800      Massachusetts State Port Authority Revenue Refunding Bonds, VRDN,
                                                     Series A, 4.80% due 7/01/2015(a)                                        3,800
                     AAA      Aaa        20,000      Massachusetts State Water Resource Authority Revenue Bonds,
                                                     Series B, 4.75% due 12/01/2021(f)                                      18,459

Michigan--3.0%       A+       A           1,000      Marquette, Michigan, City Hospital Finance Authority, Revenue
                                                     Refunding Bonds (Marquette General Hospital), Series C, 7.50% due
                                                     4/01/2019                                                               1,096
                                                     Michigan State Hospital Finance Authority, Hospital Revenue Bonds
                                                     (Detroit Medical Center), Series A:
                     A        A           3,500          7.50% due 8/15/2011                                                 3,881
                     A        A           6,500          Refunding (Obligation Group), 6.50% due 8/15/2018                   6,783
                     AAA      Aaa        15,000      Michigan State Hospital Finance Authority, INFLOS (Sisters of
                                                     Mercy), 8.514% due 2/15/2022(h)(k)                                     16,800
                     BBB      Baa1        9,350      Monroe County, Michigan, PCR (Detroit Edison Company Project),
                                                     AMT, Series A, 7.75% due 12/01/2019                                    10,295
                     AA       Aa          5,000      Royal Oaks, Michigan, Hospital Financing Authority Revenue Bonds
                                                     (William Beaumont Hospital), Series D, 6.75% due 1/01/2020              5,372

Minnesota--1.4%                                      Minnesota State, HFA, S/F Mortgage Bonds:
                     AA+      Aa          6,090          AMT, Series A, 7.45% due 7/01/2022(b)                               6,436
                     AA+      Aa          5,250          Series F, 6.30% due 7/01/2025                                       5,403
                     AAA      NR*         8,705      Saint Paul, Minnesota, Housing and Redevelopment Authority, S/F
                                                     Mortgage Revenue Refunding Bonds, Series C, 6.95% due 12/01/2031(l)     9,134

Mississippi--0.7%    BBB      Baa         5,950      Lowndes County, Mississippi, Hospital Revenue Refunding Bonds
                                                     (Golden Triangle Medical Center), 8.50% due 2/01/2010                   6,541
                     NR*      Aaa         4,195      Mississippi Home Corporation, S/F Mortgage Revenue Bonds (Access
                                                     Program), AMT, Series A, 6.90% due 6/01/2024(m)                         4,519

Missouri &           BBB+     NR*        11,400      Bi-State Development Agency, Missouri and Illinois, Metropolitan
Illinois--0.8%                                       No. 5, Revenue Refunding Bonds (American Commonwealth), 7.75% due
                                                     6/01/2010                                                              12,573

Nebraska--1.4%                                       Nebraska Investment Finance Authority, S/F Mortgage Revenue Bonds,
                                                     AMT, Series 2(o):
                     AAA      Aaa           100          7.631% due 9/10/2030                                                  108
                     AAA      Aaa         4,200          RIB, 10.923% due 9/10/2030(k)                                       4,872
                                                     Nebraska Public Power District Revenue Bonds:
                     A+       A1         12,500          Refunding, Series C, 5% due 1/01/2017                              11,787
                     AAA      Aaa         4,250          Series A, 5.25% due 1/01/2022(f)                                    4,191

Nevada--0.9%         AAA      VMIG1++    11,190      Clark County, Nevada, Airport Improvement Revenue Refunding Bonds,
                                                     VRDN, Series A, 5.15% due 7/01/2012(a)(f)                              11,190
                     AAA      Aaa         3,500      Washoe County, Nevada, Gas and Water Facilities, Revenue Refunding
                                                     Bonds (Sierra Pacific), 6.30% due 12/01/2014(c)                         3,739



SCHEDULE OF INVESTMENTS (continued)                                                                                (in Thousands)
                     Municipal Bonds                                                                            National Portfolio

                     S&P     Moody's     Face                                                                              Value
STATE                Ratings Ratings    Amount       Issue                                                               (Note 1a)
New Hampshire--      A+       Aa       $  3,055      New Hampshire State, HFA, S/F Residential Mortgage Bonds, AMT,
0.2%                                                 7.875% due 1/01/2021                                               $    3,227

New Jersey--2.1%                                     New Jersey Building Authority, State Building Revenue
                                                     Refunding Bonds:
                     AA-      Aa          5,000          5% due 6/15/2015                                                    4,825
                     AA-      Aa         10,000          5% due 6/15/2018                                                    9,698
                     NR*      NR*         6,660      New Jersey Health Care Facilities Financing Authority Revenue
                                                     Bonds (Riverwood Center Issue), Series A, 9.90% due 7/01/2021           7,579
                     AA       A           9,500      University of Medicine and Dentistry of New Jersey Revenue Bonds,
                                                     Series C, 7.20% due 12/01/1999(j)                                      10,689

New York--15.0%                                      Metropolitan Transportation Authority, New York, Service Contract
                                                     Revenue Refunding Bonds (Commuter Facilities), Series 5:
                     BBB      Baa1        2,145          6.90% due 7/01/2006                                                 2,328
                     BBB      Baa1        5,000          7% due 7/01/2012                                                    5,439
                     AAA      Aaa         5,000      Metropolitan Transportation Authority, New York, Transportation
                                                     Facilities Revenue Bonds, Series J, Series J, 6.50% due
                                                     7/01/2018(e)                                                            5,450
                                                     New York City, New York, GO, UT:
                     BBB+     Baa1        3,600          Series A, 7.75% due 8/15/2016                                       4,072
                     BBB+     Baa1        4,065          Series A, 7.75% due 8/15/2017                                       4,598
                     BBB+     Baa1        5,375          Series B, 8.25% due 6/01/2006                                       6,637
                     BBB+     Baa1        2,700          Series B, 8.25% due 6/01/2007                                       3,336
                     BBB+     Baa1       10,000          Series B, 7.75% due 2/01/2011                                      11,336
                     BBB+     Baa1        4,500          Series B, 7.75% due 2/01/2012                                       5,101
                     BBB+     Baa1        2,875          Series B, 7.75% due 2/01/2013                                       3,259
                     BBB+     Baa1        1,550          Series B, 7% due 10/01/2013                                         1,681
                     BBB+     Baa1        1,650          Series B, 7.75% due 2/01/2014                                       1,870
                     BBB+     AAA         3,495          Series D, 8% due 8/01/2001(j)                                       4,169
                     BBB+     Baa1        2,000          Series D, 7.70% due 2/01/2011                                       2,262
                     BBB+     Aaa         5,495          Series F, 8.25% due 11/15/2001(j)                                   6,704
                     NR*      NR*         5,000      New York City, New York, IDA, Revenue Bonds (Visy Paer Inc.
                                                     Project), AMT, 7.95% due 1/01/2028                                      5,104
                                                     New York City, New York, Municipal Water Finance Authority, Water
                                                     and Sewer System Revenue Bonds:
                     A-       A           3,440          Series A, 6.75% due 6/15/2017                                       3,737
                     A1+      VMIG1++     3,700          VRDN, Series C, 4.85% due 6/15/2022(a)(e)                           3,700
                     AAA      VMIG1++    11,300          VRDN, Series C, 4.85% due 6/15/2023(a)(e)                          11,300
                                                     New York State Dormitory Authority Revenue Bonds (State University
                                                     Educational Facilities):
                     BBB+     Baa1        6,735          Refunding, Series B, 7.375% due 5/15/2014                           7,541
                     BBB+     Baa1        2,000          Refunding, Series B, 7% due 5/15/2016                               2,169
                     BBB+     Baa1        6,000          Series A, 7.50% due 5/15/2013                                       7,393
                     A        Aa         21,500      New York State Environmental Facilities Corporation, PCR (State
                                                     Water Revolving Fund), Series E, 6.50% due 6/15/2014                   23,309
                                                     New York State Local Government Assistance Corporation:
                     A        A          15,300          Refunding, Series B, 5.50% due 4/01/2021                           15,093
                     A        A          14,000          Refunding, Series C, 5% due 4/01/2021                              13,177
                     A        A           6,000          Series A, 7% due 4/01/2012                                          6,809
                     A        A          10,000          Series C, 6.25% due 4/01/2018                                      10,634
                                                     New York State Medical Care Facilities, Finance Agency Revenue
                                                     Bonds (New York Hospital Mortgage), Series A(b)(c):
                     AAA      Aaa         8,400          6.75% due 8/15/2014                                                 9,580
                     AAA      Aaa         9,100          6.80% due 8/15/2024                                                10,375
                                                     New York State Power Authority, General Purpose Revenue Refunding
                                                     Bonds, Series Z:
                     AA-      Aa          5,000          6.625% due 1/01/2012                                                5,497
                     AA-      Aa          5,000          6.50% due 1/01/2019                                                 5,424
                     AAA      Aaa        10,000      New York State Urban Development Corporation Revenue Bonds
                                                     (Correctional Capital Facilities), Series 5, 5.50% due 1/01/2025(f)    10,025
                     AAA      Aaa         8,000      Port Authority of New York and New Jersey, One Hundred Second
                                                     Series, 5.70% due 10/15/2020(f)                                         8,104
                     A+       Aa          1,000      Triborough Bridge and Tunnel Authority, New York, General Purpose
                                                     Revenue Bonds, Series X, 6.50% due 1/01/2019                            1,079

North Carolina--     AAA      Aaa         7,175      Charlotte, North Carolina, COP, Refunding (Convention Facility
0.5%                                                 Project), Series C, 5% due 12/01/2021(c)                                6,834

Ohio--2.4%           NR*      NR*         4,000      Ashtabula County, Ohio, Hospital Facilities Revenue Bonds
                                                     (Ashtabula County Medical Center Project), VRDN, 4.45% due
                                                     12/01/2007(a)                                                           4,000
                     AAA      Aaa        12,000      Cleveland, Ohio, Public Power System Revenue Bonds, First
                                                     Mortgage, Series A, 7% due 11/15/2024(f)                               13,961
                                                     Ohio HFA, S/F Mortgage Revenue Bonds, AMT(m):
                     AAA      Aaa        10,000          RIB, Series B-4, 9.436% due 3/31/2031(k)                           11,062
                     AAA      NR*         2,395          Series B, 8.25% due 12/15/2019                                      2,536
                     AAA      NR*         4,575          Series C, 7.85% due 9/01/2021                                       4,842

Pennsylvania--5.0%   BB       Ba2         6,800      Beaver County, Pennsylvania, IDA, PCR, Refunding (Cleveland
                                                     Electric Project), 7.625% due 5/01/2025                                 7,276
                     AAA      Aaa         7,000      Delaware River Port Authority, Pennsylvania and New Jersey Revenue
                                                     Bonds, Series 1995, 5.50% due 1/01/2026(e)                              7,043
                     BBB-     Baa        10,000      Pennsylvania Convention Center Authority, Revenue Refunding Bonds,
                                                     Series A, 6.75% due 9/01/2019                                          11,017
                                                     Pennsylvania, HFA, Revenue Refunding Bonds:
                     AAA      Aaa         7,850          (Rental Housing), 6.50% due 7/01/2023(l)                            8,082
                     AA       Aa          8,800          RIB, AMT, Series 1991-31C, 9.661% due 10/01/2023(k)                 9,790
                     AAA      Aaa        10,000      Pennsylvania State Higher Education Assistance Agency, Student
                                                     Loan Revenue Bonds, RIB, AMT, 9.318% due 9/03/2026(c)(k)               11,462
                     A-       Baa1        7,000      Philadelphia, Pennsylvania, Hospitals and Higher Education
                                                     Facilities Authority, Revenue Refunding Bonds (Temple University
                                                     Hospital), Series A, 6.625% due 11/15/2023                              7,285
                     AAA      Aaa         4,045      Philadelphia, Pennsylvania, School District, Series B, 5.50% due
                                                     9/01/2025(c)                                                            4,033
                     AAA      Aaa         4,800      Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer
                                                     System Revenue Refunding Bonds, Series A, 6.75% due 9/01/2001(e)(j)     5,469
                     AAA      Aaa         2,500      York County, Pennsylvania, Hospital Authority Revenue Bonds
                                                     (York Hospital), 7% due 1/01/2001(c)(j)                                 2,848

Rhode Island--1.5%   AAA      Aaa        17,500      Convention Center Authority, Rhode Island, Revenue Refunding Bonds,
                                                     Series B, 5% due 5/15/2020(f)                                          16,602
                     AAA      Aaa         5,250      Rhode Island Depositors Economic Protection Corporation, Special
                                                     Obligation Bonds, Series A, 6.95% due 8/01/2002(j)                      6,097

South Carolina--     BBB      Baa1        8,355      South Carolina Jobs, EDA, Economic Development Revenue Bonds (Saint
0.6%                                                 Francis Hospital--Franciscan Sisters), 7% due 7/01/2015                 8,792

South Dakota--0.6%   AA+      Aa1         9,085      South Dakota, HDA, Homeownership Mortgage, Series A, 7.15% due
                                                     5/01/2027                                                               9,647

Tennessee--0.7%      NR*      NR*        10,000      Knox County, Tennessee, Health, Educational and Housing Facilities
                                                     Board, Hospital Facilities Revenue Bonds (Baptist Health System of
                                                     East Tennessee), 8.60% due 4/15/2016                                   10,722

Texas--11.1%                                         Brazos River Authority, Texas, PCR (Texas Utilities Electric
                                                     Company Project), AMT, Series A:
                     BBB+     Baa2        2,095          8.25% due 1/01/2019                                                 2,323
                     BBB+     Baa2       18,150          7.875% due 3/01/2021                                               20,366
                     A        A2         12,350      Brazos River Authority, Texas, Revenue Refunding Bonds (Houston
                                                     Light and Power), Series 1989-A, 7.625% due 5/01/2019                  13,664
                     AAA      Aaa        10,000      Dallas, Texas, State Turnpike Authority, North Thruway Revenue
                                                     Bonds (President George Bush Turnpike), 5% due 1/01/2025(e)             9,572
                                                     Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Champion
                                                     International Corporation), AMT:
                     BBB      Baa1        7,250          7.45% due 5/01/2026                                                 7,961
                     BBB      Baa1        5,500          Series A, 6.875% due 12/01/2028                                     5,839
                                                     Harris County, Texas, Health Facilities Development Corporation,
                                                     Hospital Revenue Bonds:
                     AA       Aa         12,470          (Saint Luke's Episcopal Hospital Project), Series A, 6.75% due
                                                         2/15/2021                                                          13,521
                     AA       Aa         19,000          (Sisters of Charity), 7.10% due 7/01/2021                          20,986
                                                     Harris County, Texas, Toll Road:
                     AAA      Aaa        11,100          Senior Lien, Series A, 6.375% due 8/15/2024(f)                     12,058
                     AA-      Aa          2,000          Sub-Lien, Refunding, UT, 6.75% due 8/01/2014                        2,210




SCHEDULE OF INVESTMENTS (concluded)                                                                                (in Thousands)
                     Municipal Bonds                                                                            National Portfolio

                     S&P     Moody's     Face                                                                              Value
STATE                Ratings Ratings    Amount       Issue                                                               (Note 1a)
Texas                BBB-     Ba1      $  8,175      Jefferson County, Texas, Health Facilities Development Corporation,
(concluded)                                          Hospital Revenue Bonds (Baptist Healthcare System Project), 8.875%
                                                     due 6/01/2021                                                      $    8,930
                     NR*      Aa         12,000      North Central Texas, Health Facility Development Corporation
                                                     Revenue Bonds (Baylor University Medical Center), INFLOS,
                                                     Series A, 9.603% due 5/15/2016(k)                                      15,270
                     BB       Ba          6,500      Odessa, Texas, Junior College District, Revenue Refunding Bonds,
                                                     Series A, 8.125% due 12/01/2018                                         7,111
                     AA       Aa1        17,600      San Antonio, Texas, Electric and Gas Revenue Refunding Bonds,
                                                     5% due 2/01/2017                                                       16,955
                     A+       Aa          6,875      Texas Housing Agency, Residential Development Mortgage Revenue
                                                     Bonds, Series A, 7.50% due 7/01/2015(m)                                 7,379
                     AA       Aa          4,575      Texas State Veterans Housing Assistance, AMT, UT, Fund II,
                                                     Series A, 7% due 12/01/2025                                             4,747

Utah--1.0%           A1+      VMIG1++       340      Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN,
                                                     5% due 7/01/2024(a)(c)                                                    340
                     AA       NR*        13,250      Weber County, Utah, Municipal Building Authority, Lease Revenue
                                                     Bonds, 7.50% due 12/15/2019                                            15,630

Virginia--0.3%       AA+      Aa1         4,000      Virginia State HDA, Commonwealth Mortgage Revenue Bonds, Series A,
                                                     7.15% due 1/01/2033                                                     4,250

Washington--2.9%     AAA      Aaa         1,825      Washington State Health Care Facilities Authority, Revenue Refunding
                                                     Bonds (Franciscan Health-Saint Clare), 6.625% due 7/01/2020(f)          1,985
                     AAA      NR*        18,070      Washington State Housing Finance Community, S/F Mortgage Revenue
                                                     Refunding Bonds, AMT, Series E, 7.10% due 7/01/2022(g)                 18,951
                                                     Washington State Public Power Supply System, Revenue Refunding
                                                     Bonds (Nuclear Project No.  1), Series A:
                     AA       Aa         10,250          6.50% due 7/01/2015                                                10,917
                     AA       Aa         11,000          6.875% due 7/01/2017                                               12,022

West Virginia--1.7%  AAA      Aaa        11,465      Mason County, West Virginia, PCR, Refunding (Appalachian Power
                                                     Co.), Series I, 6.85% due 6/01/2022(f)                                 12,778
                     NR*      NR*         4,000      Upshur County, West Virginia, Solid Waste Disposal Revenue Bonds
                                                     (TJ International Project), AMT, 7% due 7/15/2025                       4,180
                     AA+      Aa1         8,400      West Virginia State, Housing Development Fund, Housing Finance,
                                                     Series D, 7.05% due 11/01/2024                                          8,988

Wisconsin--2.3%      AA       Aa          4,925      Wisconsin Housing and EDA Home Ownership Revenue Bonds, Series A,
                                                     7.10% due 3/01/2023                                                     5,271
                                                     Wisconsin Housing and EDA Housing Revenue Bonds:
                     A        A1          5,400          Series B, 7.05% due 11/01/2022                                      5,779
                     A        A1          5,105          Series C, 7% due 5/01/2015                                          5,450
                                                     Wisconsin State Health and Educational Facilities Authority
                                                     Revenue Bonds, Series B:
                     AAA      Aaa         5,500          (Novus Health Group), 6.75% due 12/15/2020(f)                       6,055
                     AAA      Aaa        11,400          (Wausau Hospitals Inc.), 6.70% due 8/15/2020(c)                    12,400

                     Total Investments (Cost--$1,399,007)--99.7%                                                         1,511,934

                     Other Assets Less Liabilities--0.3%                                                                     4,881
                                                                                                                        ----------
                     Net Assets--100.0%                                                                                 $1,516,815
                                                                                                                        ==========

                     (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is
                        the rate in effect at December 31, 1995.
                     (b)FHA Insured.
                     (c)AMBAC Insured.
                     (d)BIG Insured.
                     (e)FGIC Insured.
                     (f)MBIA Insured.
                     (g)GNMA/FNMA Collateralized.
                     (h)FSA Insured.
                     (i)Escrowed to Maturity.
                     (j)Prerefunded.
                     (k)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1995.
                     (l)FNMA Collateralized.
                     (m)GNMA Collateralized.
                       *Not Rated.
                      ++Highest short-term rating issued by Moody's Investors Service, Inc.

                     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                                                                            (in Thousands)
                     Municipal Bonds                                                                    Limited Maturity Portfolio

                     S&P     Moody's     Face                                                                              Value
STATE                Ratings Ratings    Amount       Issue                                                               (Note 1a)
Alabama--0.9%        NR*      Aa       $  5,050      Alabama State Public School and College Authority, Refunding
                                                     Bonds, 3.70% due 12/01/1996                                        $    5,056

Arizona--0.5%        AA-      Aa          3,000      Maricopa County, Arizona, Transportation Board, Excise Tax
                                                     Revenue Bonds, 7.10% due 7/01/1996                                      3,052

California--1.4%     SP1      MIG1++      8,000      California State, GO, RAW, Series C, 5.75% due 4/25/1996                8,049

Colorado--0.7%       AA       Baa1        3,810      Jefferson County, Colorado School District No. R--001, Revenue
                                                     Refunding Bonds, Series A, 3.65% due 12/15/1996                         3,810

Connecticut--4.7%                                    Connecticut State, GO:
                     AA-      Aa         16,350          Refunding, Economic Recovery Notes, UT, 4.75% due 6/15/1999        16,668
                     AA-      Aa          6,210          Series B, 5% due 10/01/1999                                         6,407
                     NR*      Aa3         3,910      Connecticut State Housing Mortgage Revenue Bonds (Chestnut Hill
                                                     Apartments), 4.60% due 4/01/1997                                        3,915

Florida--5.4%        AAA      Aaa        11,900      Florida State, Board of Finance, General Services Revenue Bonds
                                                     (Department of Environmental Preservation), Series 2000-A, 5% due
                                                     7/01/1999(c)                                                           12,278
                     AA       Aa1         5,000      Jacksonville, Florida, Electric Authority Revenue Bonds (Electric
                                                     Systems), Series 3--B, 4% due 10/01/1998                                5,006
                     A1+      VMIG1++     5,800      Jacksonville, Florida, PCR, Refunding (Florida Power and Light Co.
                                                     Project), VRDN, 5.10% due 5/01/2029(b)                                  5,800
                     NR*      NR*         7,500      Martin County, Florida, School District, TAN, 4.25% due 6/08/1996       7,513

Georgia--5.6%                                        Burke County, Georgia, Development Authority, PCR
                                                     (Plant Vogtle Project):
                     A-1      VMIG1++     2,900          (Georgia Power Company), VRDN, 3rd Series, 5% due 7/01/2024(b)      2,900
                     A+       NR*         6,410          (Oglethorpe Power Corporation), Series B, 3.95% due 1/01/1999       6,364
                                                     Georgia State, GO:
                     AA+      Aaa         3,015          Refunding, UT, Series E, 4.20% due 7/01/1999                        3,035
                     AA+      Aaa         5,000          Series C, 6.50% due 7/01/1999                                       5,407
                     AA       Aa1         4,000      Gwinnett County, Georgia, School District, GO, Refunding Bonds, UT,
                                                     4.40% due 2/01/1998                                                     4,038
                     A1+      VMIG1++    10,000      Municipal Electric Authority, Georgia, General Resolution, Series C,
                                                     4.90% due 3/01/1996                                                    10,023

Illinois--12.0%      AA-      NR*        10,000      Chicago, Illinois, Board of Education, COP (School Reform Equipment
                                                     Acquisition), 4.60% due 12/01/1999                                     10,067
                     AAA      Aaa         4,120      Chicago, Illinois, Chicago Board of Education Revenue Bonds,
                                                     Series A, 7.75% due 1/01/1999(a)(f)                                     4,622
                                                     Chicago, Illinois, School Financing Authority:
                     AA-      Baa1        5,000          7.25% due 6/01/1998                                                 5,141
                     AAA      Aaa         4,500          Refunding, Series A, 5.80% due 6/01/1999(f)                         4,736
                     AAA      Aaa         3,000      Cook County, Illinois, High School District No. 205, Revenue
                                                     Refunding Bonds (Thornton Township), UT, 5.60% due 6/01/1998(f)(g)      3,111
                                                     Illinois State, GO, Refunding, UT:
                     AA-      A1          4,600          3.90% due 12/01/1998                                                4,560
                     AAA      Aaa         8,000          5.125% due 12/01/1998(f)                                            8,237
                     AAA      Aaa        10,500          5.125% due 12/01/1999(f)                                           10,871
                     SP1+     MIG1++      3,200      Illinois State Revenue Anticipation Certificates, 4.50% due
                                                     5/10/1996                                                               3,211
                                                     Illinois State Toll Highway Authority, Toll Highway Priority
                                                     Revenue Refunding Bonds, Series A:
                     A        A1          3,625          3.70% due 1/01/1996                                                 3,625
                     A        A1         10,000          4.10% due 1/01/1998                                                 9,998

Iowa--0.3%           A1+      NR*         1,700      Iowa Finance Authority, Solid Waste Disposal Revenue Bonds (Cedar
                                                     River Paper Company Project), VRDN, AMT, Series A, 5.20% due
                                                     6/01/2024(b)                                                            1,700



SCHEDULE OF INVESTMENTS (continued)                                                                                (in Thousands)
                     Municipal Bonds                                                                    Limited Maturity Portfolio

                     S&P     Moody's     Face                                                                              Value
STATE                Ratings Ratings    Amount       Issue                                                               (Note 1a)
Kentucky--2.9%       A+       A        $ 13,000      Kentucky State Property and Building Commission, Revenue
                                                     Refunding Bonds (Project No.  55), 3.60% due 9/01/1996             $   12,996
                     AAA      Aaa         3,250      Kentucky State Turnpike Authority, Economic Development Revenue
                                                     Refunding Bonds (Revitalization Projects), 4% due 7/01/1996(c)          3,257

Louisiana--0.6%                                      Louisiana Public Facilities Authority Revenue Bonds (Tulane
                                                     University), Series B:
                     A        A1          3,140          6.80% due 8/15/1996                                                 3,200
                     A        A1            470          6.80% due 8/15/1996(g)                                                479

Maryland--1.7%       AA       Aa         10,000      Maryland State Department of Transportation, Revenue Refunding
                                                     Bonds, 3.80% due 6/15/1999                                              9,860

Massachusetts--      BBB+     NR*         1,608      Massachusetts State, COP, GO, 5.10% due 6/30/1996                       1,617
4.0%                 A+       A1          2,500      Massachusetts State, GO, Dedicated Income Tax, Series A, 7.25% due
                                                     6/01/1996                                                               2,537
                     A+       A1          5,000      Massachusetts State, GO, Refunding, Series A, 5.50% due 7/01/1999       5,215
                     AAA      Aaa         2,005      Massachusetts State Health and Educational Facilities Authority
                                                     Revenue Bonds (New England Medical Center), Series G, 3.80% due
                                                     7/01/1997(d)                                                            2,002
                     A-       A1         10,160      New England Education Loan Marketing Corporation Refunding Bonds
                                                     (Massachusetts Student Loan), Series D, 4.75% due 7/01/1998            10,267
                     NR*      NR*           995      South Hadley, Massachusetts, Industrial Revenue Bonds (South
                                                     Hadley Health Care), AMT, Series A, 5% due 12/01/1996                     995

Michigan--4.4%       AAA      Aaa        12,785      Detroit, Michigan, Distributable State Aid, 7.20% due
                                                     5/01/1999(a)(c)                                                        14,241
                     AA-      A1         10,145      Michigan State Building Authority, Revenue Refunding Bonds,
                                                     Series I, 3.90% due 10/01/1997                                         10,136
                     NR*      VMIG1++       800      Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds
                                                     (Grayling Generating Project), VRDN, AMT, 5.10% due 1/01/2014(b)          800

Minnesota--1.3%      AAA      Aaa         3,085      Minnesota State, HFA (Rental Housing), Series D, 4.50% due
                                                     8/01/1999(d)                                                            3,108
                     A+       A1          4,425      Southern Minnesota Municipal Power Agency, Power Supply System
                                                     Revenue Refunding Bonds, Series A, 4.30% due 1/01/1999                  4,451

Mississippi--3.2%    NR*      P1            900      Jackson County, Mississippi, PCR, Refunding (Chevron USA, Inc.
                                                     Project), VRDN, 4.90% due 6/01/2023(b)                                    900
                                                     Mississippi Higher Education Assistance Corporation, Student Loan
                                                     Revenue Bonds, AMT:
                     NR*      Aaa        10,000        Series B, 4.80% due 9/01/1998                                        10,129
                     A        NR*         6,000        Series C, 5.40% due 1/01/1996                                         6,000
                     NR*      P1          1,300      Perry County, Mississippi, PCR, Refunding (Leaf River Forest
                                                     Project), VRDN, 4.95% due 3/01/2002(b)                                  1,300

Nebraska--0.6%       A+       A1          3,570      Nebraska Public Power District Revenue Refunding Bonds (Power
                                                     Supply System), Series C, 3.50% due 1/01/1996                           3,570

New Jersey--1.8%     A-       A1          2,000      Camden County, New Jersey, Improvement Authority, Solid Waste
                                                     Disposal, Revenue Refunding Bonds (Landfill Project), 4% due
                                                     7/01/1997                                                               2,002
                     AAA      Aaa         5,715      New Jersey State Educational Facilities Authority Revenue Bonds
                                                     (Higher Educational Facilities Trust Fund), Series A, 5.125% due
                                                     9/01/1999(c)                                                            5,905
                     BBB+     Baa1        2,160      New Jersey State Turnpike Authority, Revenue Refunding Bonds,
                                                     Series A, 5.50% due 1/01/1996                                           2,160

New Mexico--0.4%     AAA      Aaa         2,315      New Mexico Educational Assistance Foundation, Student Loan Revenue
                                                     Bonds, AMT, Series A, 5.75% due 4/01/1996(c)                            2,326

New York--4.6%       A1+      NR*           200      New York City, New York, IDA, IDR (Japan Airlines Company Ltd.
                                                     Project), VRDN, AMT, 5.10% due 11/01/2015(b)                              200
                     SP1+     MIG1++      1,800      New York City, New York, TAN, UT, Series A, 4.50% due 2/15/1996         1,802
                     A1+      VMIG1++     1,600      New York City, New York, Trust Cultural Resource Revenue Bonds
                                                     (Soloman R.  Guggenheim), VRDN, Series B, 4.90% due 12/01/2015(b)       1,600
                                                     New York State Dormitory Authority Revenue Bonds (Consolidated City
                                                     University System), Series A:
                     BBB      Baa1        6,675          4.50% due 7/01/1998                                                 6,706
                     BBB      Baa1       10,885          4.75% due 7/01/1999                                                10,962
                     A1+      VMIG1++       300      New York State Dormitory Authority Revenue Bonds (Cornell
                                                     University), VRDN, Series B, 4.90% due 7/01/2025(b)                       300
                     AAA      Aaa         4,750      New York State Thruway Authority, Highway and Bridge Trust Fund,
                                                     Series A, 4.50% due 4/01/1999(c)                                        4,811

North Carolina--     AAA      Aaa         8,500      North Carolina State, Public Improvement Refunding Bonds, 3.70% due
1.9%                                                 8/01/1998                                                               8,468
                     A1+      NR*         2,100      Raleigh--Durham, North Carolina, Airport Authority, Special Facility
                                                     Revenue Refunding Bonds (American Airlines), VRDN, Series A, 5% due
                                                     11/01/2005(b)                                                           2,100

North Dakota--1.7%   NR*      Aa          5,000      North Dakota State Student Loan Revenue Refunding Bonds, Series A,
                                                     5.40% due 7/01/1996                                                     5,041
                     A2       Baa1        4,500      Oliver County, North Dakota, PCR (Minnesota Power and Light Square--
                                                     Butte Electric), Series B, 4.50% due 9/01/1996                          4,531

Ohio--6.5%           A-       NR*         2,500      Cincinnati, Ohio, City School District, RAN, 5.35% due 6/15/1996        2,518
                     NR*      MIG1++      3,500      Miami Valley Regional Transport Authority, Ohio (Capital Facilities),
                                                     BAN, 4.75% due 4/15/1997                                                3,522
                                                     Ohio State Air Quality Development Authority, Revenue Refunding
                                                     Bonds (Ohio Edison Project), Series A:
                     A+       VMIG1++    10,500          4.25% due 8/01/1996                                                10,554
                     A+       VMIG1++     6,700          3.45% due 2/01/1996                                                 6,699
                     A+       A1          3,300      Ohio State Public Facilities Commission, Higher Education, Capital
                                                     Facilities, Series II-A, 5.30% due 12/01/1996                           3,348
                     AAA      Aaa        10,000      Ohio State Public Facilities Commission, Refunding Bonds (Mental
                                                     Health Facilities), Series II-B, 4.25% due 6/01/1998(e)                10,064

Pennsylvania--1.4%   A1+      P1          4,000      Beaver County, Pennsylvania, IDA, PCR, Refunding (Ohio Edison Co.),
                                                     Series A, 4.30% due 10/01/1997                                          4,001
                     A1+      VMIG1++       900      Philadelphia, Pennsylvania, Hospital and Higher Education Facilities
                                                     Authority, Hospital Revenue Bonds (Children's Hospital of
                                                     Philadelphia), VRDN, 4.90% due 3/01/2027(b)                               900
                     AAA      Aaa         3,000      Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer
                                                     System, Revenue Refunding Bonds, Series A, 3.50% due 9/01/1996(f)       2,998

Rhode Island--1.1%   NR*      A           6,000      Rhode Island State, Student Loan Authority, Student Loan Revenue
                                                     Refunding Bonds, Series A, 5.70% due 12/01/1996                         6,087

South Carolina--     NR*      NR*         5,775      Georgetown County, South Carolina, Water and Sewer District,
2.7%                                                 Revenue Bonds, BAN, 6.25% due 5/07/1996                                 5,826
                                                     South Carolina State Public Service Authority Revenue
                                                     Refunding Bonds:
                     AA-      Aa          4,000          (Electric Revenue and Electric Systems Expansion), Series A,
                                                         7.50% due 7/01/1996                                                 4,076
                     A+       Aa          5,170      Series C, 3.80% due 1/01/1997                                           5,178

Tennessee--1.9%      AA       NR*         6,885      Clarksville, Tennessee, Public Building Authority, Revenue
                                                     Refunding Bonds (Pooled Loan Program), 4.40% due 12/01/1998             6,915
                     AA+      Aa          4,000      Shelby County, Tennessee, Refunding Bonds, Series A, 6.40% due
                                                     8/01/1998                                                               4,079

Texas--7.2%                                          Brazos, Texas, Higher Education Authority Incorporated, Student
                                                     Loan Revenue Refunding Bonds, AMT:
                     NR*      Aaa         2,200          Senior Lien, Series A-2, 5.45% due 6/01/1998                        2,258
                     NR*      Aaa         5,000          Series C-1, 4.75% due 6/01/1997                                     5,048
                     NR*      Aa          5,215          Series C-1, 5.60% due 11/01/1997                                    5,351
                     AAA      Aaa         4,680      Dallas County, Texas, GO, Refunding Bonds, Series B, 4.40% due
                                                     8/15/1999                                                               4,736
                     AAA      Aa1         6,865      Dallas, Texas, GO, Refunding Bonds, 4.45% due 2/15/1999                 6,951
                                                     Fort Bend County, Texas, Industrial Development Corporation, Revenue
                                                     Refunding Bonds (Frito Lay Inc. Project):
                     NR*      A1            950          IDR, 4% due 10/01/1996                                                951
                     NR*      A1          3,650          PCR, 4% due 10/01/1996                                              3,648
                     A1+      NR*           800      Harris County, Texas, Health Facilities Development Corporation,
                                                     Hospital Revenue Bonds (Methodist Hospital), VRDN, 5% due
                                                     12/01/2025(b)                                                             800
                     AA-      Aa          4,520      Houston, Texas, GO, Refunding, Series C, 5.50% due 4/01/1999            4,709
                                                     Panhandle--Plains, Texas, Higher Education Authority Incorporated,
                                                     Student Loan Revenue Refunding Bonds, Series C:
                     NR*      Aaa         2,000          3.95% due 9/01/1996                                                 2,003
                     NR*      Aaa         2,675          4.15% due 9/01/1997                                                 2,677
                     A+       A1          2,000      Texas Municipal Power Agency, Revenue Refunding Bonds, Series A,
                                                     4.25% due 9/01/1997                                                     2,009



SCHEDULE OF INVESTMENTS                                                                                            (in Thousands)
                     Municipal Bonds                                                                    Limited Maturity Portfolio

                     S&P     Moody's     Face                                                                              Value
STATE                Ratings Ratings    Amount       Issue                                                               (Note 1a)
Utah--9.8%           NR*      NR*      $ 26,518      Carbon County, Utah, Solid Waste Disposal Revenue Refunding
                                                     Bonds (East Carbon Landfill Project), AMT, 6.04% due 5/01/1997     $   27,120
                     A1+      VMIG1++     2,200      Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN,
                                                     5% due 11/01/2024(b)(c)                                                 2,200
                     AA       Aa          1,250      Intermountain Power Agency, Utah, Power Supply Revenue Refunding
                                                     Bonds, Series A, 3.90% due 7/01/1996                                    1,252
                     AAA      Aaa        24,600      Utah State, Building and Highway Revenue Bonds, UT, 4.40% due
                                                     7/01/1999                                                              24,911

Virginia--3.0%       AAA      Aaa         4,500      Fairfax County, Virginia, Revenue Refunding Bonds, Series C, UT,
                                                     4.40% due 5/01/1999                                                     4,550
                     AAA      Aa2         1,900      Peninsula Ports Authority, Virginia, Revenue Refunding Bonds (Shell
                                                     Oil Company Project), VRDN, Series A, 4.95% due 12/01/2005(b)           1,900
                     AA+      Aa1         2,975      Virginia State HDA, Commonwealth Mortgage Revenue Bonds, AMT,
                                                     Series B, Sub-Series B-1, 5.50% due 1/01/1996                           2,975
                     AA       Aa          7,325      Virginia State Public School Authority, Revenue Refunding Bonds,
                                                     Series B, 4.40% due 1/01/1999                                           7,391

Washington--4.4%                                     Washington State, GO:
                     AA       Aa          8,460          Series C, 4.80% due 7/01/1998                                       8,614
                     AA       Aa          1,800          Series R-93B, 4.40% due 10/01/1998                                  1,817
                     AAA      VMIG1++     2,425      Washington State Housing Finance Commission, AMT, Series 1A--S,
                                                     4.10% due 6/01/1996(f)                                                  2,426
                                                     Washington State Public Power Supply System, Revenue
                                                     Refunding Bonds:
                     AA       Aa          2,000          (Nuclear Project No. 2), Series A, 3.50% due 7/01/1996              1,998
                     AA       Aa          4,890          (Nuclear Project No. 2), Series A, 3.75% due 7/01/1997              4,863
                     AA       Aa          5,405          (Nuclear Project No. 3), Series C, 4% due 7/01/1997                 5,399

Wisconsin--1.7%      A        A1          2,795      Wisconsin, Housing Revenue Refunding Bonds, Series C, 4.30% due
                                                     11/01/1997                                                              2,812
                     AA       Aa          7,000      Wisconsin State, GO, Refunding, UT, Series 3, 4.25% due 11/01/1999      7,037

                     Total Investments (Cost--$564,765)--100.3%                                                            570,345

                     Liabilities in Excess of Other Assets--(0.3%)                                                          (1,821)
                                                                                                                        ----------
                     Net Assets--100.0%                                                                                 $  568,524
                                                                                                                        ==========

                     (a)Prerefunded.
                     (b)The interest rate is subject to change periodically
                        based upon prevailing market rates. The interest rate
                        shown is the rate in effect at December 31, 1995.
                     (c)AMBAC Insured.
                     (d)MBIA Insured.
                     (e)FSA Insured.
                     (f)FGIC Insured.
                     (g)Escrowed to maturity.
                       *Not Rated.
                      ++Highest short-term rating by Moody's Investors Service, Inc.

                     See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
                                                                                                                        Limited
                                                                                      Insured           National        Maturity
              As of December 31, 1995                                                Portfolio         Portfolio       Portfolio
Assets:       Investments, at value* (Note 1a)                                    $2,563,340,454    $1,511,933,917    $570,344,967
              Cash                                                                       232,346         1,409,832          48,961
              Receivables:
                 Interest                                                             44,797,182        25,541,362       8,099,697
                 Securities sold                                                         884,410        25,704,551              --
                 Capital shares sold                                                   1,232,021           916,449         512,764
              Prepaid registration fees and other assets (Note 1e)                        71,615            55,061          64,153
                                                                                  --------------    --------------    ------------
              Total assets                                                         2,610,558,028     1,565,561,172     579,070,542
                                                                                  --------------    --------------    ------------

Liabilities:  Payables:
                 Securities purchased                                                 49,866,324        37,803,364       7,030,616
                 Dividends to shareholders (Note 1f)                                   8,212,094         5,101,664       1,009,182
                 Capital shares redeemed                                               2,740,016         4,677,221       2,122,663
                 Investment adviser (Note 2)                                             794,913           631,493         169,117
                 Distributor (Note 2)                                                    527,331           288,082          29,193
              Accrued expenses and other liabilities                                     496,079           244,179         185,416
                                                                                  --------------    --------------    ------------
              Total liabilities                                                       62,636,757        48,746,003      10,546,187
                                                                                  --------------    --------------    ------------

Net Assets:   Net assets                                                          $2,547,921,271    $1,516,815,169    $568,524,355
                                                                                  ==============    ==============    ============

Net Assets    Class A Common Stock, $0.10 par value++                             $   20,712,012    $   10,114,981    $  4,688,875
Consist of:   Class B Common Stock, $0.10 par value++++                                9,553,766         4,021,972         814,934
              Class C Common Stock, $0.10 par value+++                                   171,260            89,675             550
              Class D Common Stock, $0.10 par value+++++                                 452,148           298,921         192,984
              Paid-in capital in excess of par                                     2,348,224,673     1,459,645,351     563,502,558
              Accumulated realized capital losses on investments--net (Note 5)       (34,380,394)      (66,536,867)     (6,255,156)
              Accumulated distributions in excess of realized capital gains on
              investments--net                                                                --        (3,745,999)             --
              Unrealized appreciation on investments--net                            203,187,806       112,927,135       5,579,610
                                                                                  --------------    --------------    ------------
              Net assets                                                          $2,547,921,271    $1,516,815,169    $568,524,355
                                                                                  ==============    ==============    ============

Net Asset     Class A:
Value:           Net assets                                                       $1,708,824,695    $1,056,326,071    $467,868,452
                                                                                  ==============    ==============    ============
                 Shares outstanding                                                  207,120,115       101,149,810      46,888,746
                                                                                  ==============    ==============    ============
                 Net asset value and redemption price per share                   $         8.25    $        10.44    $       9.98
                                                                                  ==============    ==============    ============
              Class B:
                 Net assets                                                       $  787,654,333    $  419,896,735    $ 81,334,039
                                                                                  ==============    ==============    ============
                 Shares outstanding                                                   95,537,663        40,219,723       8,149,337
                                                                                  ==============    ==============    ============
                 Net asset value and redemption price per share                   $         8.24    $        10.44    $       9.98
                                                                                  ==============    ==============    ============
              Class C:
                 Net assets                                                       $   14,126,163    $    9,366,123    $     54,984
                                                                                  ==============    ==============    ============
                 Shares outstanding                                                    1,712,595           896,748           5,501
                                                                                  ==============    ==============    ============
                 Net asset value and redemption price per share                   $         8.25    $        10.44    $      10.00
                                                                                  ==============    ==============    ============
              Class D:
                 Net assets                                                       $   37,316,080    $   31,226,240    $ 19,266,880
                                                                                  ==============    ==============    ============
                 Shares outstanding                                                    4,521,484         2,989,210       1,929,839
                                                                                  ==============    ==============    ============
                 Net asset value and redemption price per share                   $         8.25    $        10.45    $       9.98
                                                                                  ==============    ==============    ============

             *Identified cost                                                     $2,360,152,648    $1,399,006,782    $564,765,357
                                                                                  ==============    ==============    ============
            ++Authorized shares--Class A                                             500,000,000       375,000,000     150,000,000
                                                                                  ==============    ==============    ============
          ++++Authorized shares--Class B                                             375,000,000       375,000,000     150,000,000
                                                                                  ==============    ==============    ============
           +++Authorized shares--Class C                                             375,000,000       375,000,000     150,000,000
                                                                                  ==============    ==============    ============
         +++++Authorized shares--Class D                                             500,000,000       375,000,000     150,000,000
                                                                                  ==============    ==============    ============

              See Notes to Financial Statements.

STATEMENT OF OPERATIONS
                                                                                                                        Limited
                                                                                      Insured          National         Maturity
              For the Six Months Ended December 31, 1995                             Portfolio        Portfolio        Portfolio
Investment    Interest and amortization of premium and discount earned            $   74,921,312    $   48,507,506    $ 13,163,950
Income
(Note 1d):

Expenses:     Investment advisory fees (Note 2)                                        4,509,420         3,565,741       1,021,614
              Account maintenance and distribution fees--Class B (Note 2)              2,884,432         1,550,654         175,197
              Transfer agent fees--Class A (Note 2)                                      321,969           217,914         104,807
              Transfer agent fees--Class B (Note 2)                                      181,735           106,060          29,204
              Accounting services (Note 2)                                                98,781            92,176          48,497
              Custodian fees                                                              98,781            68,737          35,383
              Registration fees (Note 1e)                                                 44,900            68,874          78,943
              Printing and shareholder reports                                            89,801            50,246          34,893
              Professional fees                                                           35,920            37,530          13,717
              Account maintenance fees--Class D (Note 2)                                  40,862            33,893           7,907
              Account maintenance and distribution fees--Class C (Note 2)                 39,134            27,656           1,949
              Pricing services                                                            26,940            14,572          12,699
              Portfolio insurance                                                          8,980                --              --
              Directors' fees and expenses                                                 8,980             8,111           6,142
              Transfer agent fees--Class D (Note 2)                                        6,205             5,657           3,351
              Transfer agent fees--Class C (Note 2)                                        2,663             1,748             817
              Other                                                                        8,980            15,741           8,365
                                                                                  --------------    --------------    ------------
              Total expenses                                                           8,408,483         5,865,310       1,583,485
                                                                                  --------------    --------------    ------------
              Investment income--net                                                  66,512,829        42,642,196      11,580,465
                                                                                  --------------    --------------    ------------

Realized &    Realized gain on investments--net                                        3,705,340        10,775,607         699,588
Unrealized    Change in unrealized appreciation on investments--net                   99,199,541        51,050,934       2,756,343
Gain on                                                                           --------------    --------------    ------------
Investments-- Net Increase in Net Assets Resulting from Operations                $  169,417,710    $  104,468,737    $ 15,036,396
Net (Notes                                                                        ==============    ==============    ============
1b, 1d & 3):



              See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                               Insured Portfolio             National Portfolio        Limited Maturity Portfolio
                                           For the Six    For the Year   For the Six    For the Year   For the Six    For the Year
                                           Months Ended      Ended       Months Ended      Ended       Months Ended      Ended
Increase (Decrease) in Net Assets:        Dec. 31, 1995  June 30, 1995  Dec. 31, 1995  June 30, 1995  Dec. 31, 1995  June 30, 1995
Operations:   Investment income--net     $   66,512,829 $  145,464,480 $   42,642,196 $   90,299,833 $   11,580,465 $   31,100,101
              Realized gain (loss)
              on investments--net             3,705,340    (38,085,273)    10,775,607    (77,312,475)       699,588     (1,760,975)
              Change in unrealized
              appreciation/depreciation
              on investments--net            99,199,541     91,672,331     51,050,934     98,337,487      2,756,343      4,210,861
                                         -------------- -------------- -------------- -------------- -------------- --------------
              Net increase in net assets
              resulting from operations     169,417,710    199,051,538    104,468,737    111,324,845     15,036,396     33,549,987
                                         -------------- -------------- -------------- -------------- -------------- --------------

Dividends &   Investment income--net:
Distributions   Class A                     (47,028,350)  (104,032,884)   (31,039,073)   (67,078,481)    (9,534,178)   (25,771,957)
to              Class B                     (18,390,137)   (40,656,294)   (10,662,053)   (22,561,653)    (1,728,058)    (5,094,228)
Shareholders    Class C                        (230,473)      (120,450)      (176,075)       (90,229)       (23,635)       (45,930)
(Note 1f):      Class D                        (863,869)      (654,852)      (764,995)      (569,470)      (294,594)      (187,986)
              Realized gain on
              investments--net:
                Class A                              --    (31,614,511)            --    (20,402,246)            --             --
                Class B                              --    (14,155,831)            --     (7,752,072)            --             --
                Class C                              --        (23,608)            --        (26,597)            --             --
                Class D                              --       (104,611)            --       (171,804)            --             --
              In excess of realized gain
              on investments--net:
                Class A                              --             --             --     (2,695,572)            --             --
                Class B                              --             --             --     (1,024,214)            --             --
                Class C                              --             --             --         (3,514)            --             --
                Class D                              --             --             --        (22,699)            --             --
                                         -------------- -------------- -------------- -------------- -------------- --------------
              Net decrease in net assets
              resulting from dividends
              and distributions
              to shareholders               (66,512,829)  (191,363,041)   (42,642,196)  (122,398,551)   (11,580,465)   (31,100,101)
                                         -------------- -------------- -------------- -------------- -------------- --------------

Capital Share Net decrease in net assets
Transactions  derived from capital
(Note 4):     share transactions            (77,567,317)  (293,039,051)   (49,234,431)  (147,053,135)  (116,209,940)  (256,848,291)
                                         -------------- -------------- -------------- -------------- -------------- --------------

Net Assets:   Total increase (decrease)
              in net assets                  25,337,564   (285,350,554)    12,592,110   (158,126,841)  (112,754,009)  (254,398,405)
              Beginning of period         2,522,583,707  2,807,934,261  1,504,223,059  1,662,349,900    681,278,364    935,676,769
                                         -------------- -------------- -------------- -------------- -------------- --------------
              End of period              $2,547,921,271 $2,522,583,707 $1,516,815,169 $1,504,223,059 $  568,524,355  $ 681,278,364
                                         ============== ============== ============== ============== ============== ==============

              See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derive         For the                      Insured Portfolio
from information provided in the financial statements.          Six Months                         Class A
                                                                  Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                       Dec. 31, 1995       1995          1994          1993          1992
Per Share     Net asset value, beginning of period             $      7.92   $      7.88   $      8.64   $      8.26   $      7.92
Operating                                                      -----------   -----------   -----------   -----------   -----------
Performance:  Investment income--net                                   .22           .46           .47           .50           .52
              Realized and unrealized gain (loss) on
              investments--net                                         .33           .18          (.53)          .49           .41
                                                               -----------   -----------   -----------   -----------   -----------
              Total from investment operations                         .55           .64          (.06)          .99           .93
                                                               -----------   -----------   -----------   -----------   -----------
              Less dividends and distributions:
                Investment income--net                                (.22)         (.46)         (.47)         (.50)         (.52)
                Realized gain on investments--net                       --          (.14)         (.23)         (.11)         (.07)
                                                               -----------   -----------   -----------   -----------   -----------
              Total dividends and distributions                       (.22)         (.60)         (.70)         (.61)         (.59)
                                                               -----------   -----------   -----------   -----------   -----------
              Net asset value, end of period                   $      8.25   $      7.92   $      7.88   $      8.64   $      8.26
                                                               ===========   ===========   ===========   ===========   ===========

Total         Based on net asset value per share                     7.05%+++      8.60%        (1.08%)       12.41%        12.11%
Investment                                                     ===========   ===========   ===========   ===========   ===========
Return:**

Ratios to     Expenses                                                .43%*         .43%          .42%          .42%          .44%
Average                                                        ===========   ===========   ===========   ===========   ===========
Net Assets:   Investment income--net                                 5.53%*        5.78%         5.53%         5.94%         6.44%
                                                               ===========   ===========   ===========   ===========   ===========

Supplemental  Net assets, end of period (in thousands)         $ 1,708,825   $ 1,706,064   $ 1,941,741   $ 2,225,188   $ 2,062,591
Data:                                                          ===========   ===========   ===========   ===========   ===========
              Portfolio turnover                                    33.18%        35.61%        28.34%        43.86%        22.50%
                                                               ===========   ===========   ===========   ===========   ===========

The following per share data and ratios have been derive         For the                      Insured Portfolio
from information provided in the financial statements.          Six Months                         Class B
                                                                  Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                       Dec. 31, 1995       1995          1994          1993          1992
Per Share     Net asset value, beginning of period             $      7.92   $      7.87   $      8.63   $      8.26   $      7.92
Operating                                                      -----------   -----------   -----------   -----------   -----------
Performance:  Investment income--net                                   .19           .40           .40           .44           .46
              Realized and unrealized gain (loss) on
              investments--net                                         .32           .19          (.53)          .48           .41
                                                               -----------   -----------   -----------   -----------   -----------
              Total from investment operations                         .51           .59          (.13)          .92           .87
                                                               -----------   -----------   -----------   -----------   -----------
              Less dividends and distributions:
                Investment income--net                                (.19)         (.40)         (.40)         (.44)         (.46)
                Realized gain on investments--net                       --          (.14)         (.23)         (.11)         (.07)
                                                               -----------   -----------   -----------   -----------   -----------
              Total dividends and distributions                       (.19)         (.54)         (.63)         (.55)         (.53)
                                                               -----------   -----------   -----------   -----------   -----------
              Net asset value, end of period                   $      8.24   $      7.92   $      7.87   $      8.63   $      8.26
                                                               ===========   ===========   ===========   ===========   ===========

Total         Based on net asset value per share                     6.50%+++      7.91%        (1.81%)       11.44%        11.27%
Investment                                                     ===========   ===========   ===========   ===========   ===========
Return:**


Ratios to     Expenses, excluding account maintenance and
Average       distribution fees                                       .44%*         .44%          .42%          .43%          .44%
Net Assets:                                                    ===========   ===========   ===========   ===========   ===========
              Expenses                                               1.19%*        1.19%         1.17%         1.18%         1.19%
                                                               ===========   ===========   ===========   ===========   ===========
              Investment income--net                                 4.77%*        5.03%         4.78%         5.17%         5.69%
                                                               ===========   ===========   ===========   ===========   ===========

Supplemental  Net assets, end of period (in thousands)         $   787,654   $   782,749   $   866,193   $   911,307   $   706,016
Data:                                                          ===========   ===========   ===========   ===========   ===========
              Portfolio turnover                                    33.18%        35.61%        28.34%        43.86%        22.50%
                                                               ===========   ===========   ===========   ===========   ===========


                                                                                       Insured Portfolio
The following per share data and ratios have been derived                Class C                             Class D
from information provided in the financial statement.          For the Six    For the Period       For the Six    For the Period
                                                              Months Ended  Oct. 21, 1994++ to    Months Ended  Oct. 21, 1994++ to
Increase (Decrease) in Net Asset Value:                       Dec. 31, 1995    June 30, 1995      Dec. 31, 1995    June 30, 1995
Per Share     Net asset value, beginning of period             $     7.92       $     7.68         $     7.92       $     7.68
Operating                                                      ----------       ----------         ----------       ----------
Performance:  Investment income--net                                  .19              .27                .21              .29
              Realized and unrealized gain on
              investments--net                                        .33              .38                .33              .38
                                                               ----------       ----------         ----------       ----------
              Total from investment operations                        .52              .65                .54              .67
                                                               ----------       ----------         ----------       ----------
              Less dividends and distributions:
                Investment income--net                               (.19)            (.27)              (.21)            (.29)
                Realized gain on investments--net                      --             (.14)                --             (.14)
                                                               ----------       ----------         ----------       ----------
              Total dividends and distributions                      (.19)            (.41)              (.21)            (.43)
                                                               ----------       ----------         ----------       ----------
              Net asset value, end of period                   $     8.25       $     7.92         $     8.25       $     7.92
                                                               ==========       ==========         ==========       ==========

Total         Based on net asset value per share                    6.60%+++         8.83%+++           6.91%+++         9.24%+++
Investment                                                     ==========       ==========         ==========       ==========
Return:**

Ratios to     Expenses, excluding account maintenance and
Average       distribution fees                                      .44%*            .43%*              .43%*            .43%*
Net Assets:                                                    ==========       ==========         ==========       ==========
              Expenses                                              1.24%*           1.23%*              .68%*            .68%*
                                                               ==========       ==========         ==========       ==========
              Investment income--net                                4.70%*           4.93%*             5.27%*           5.50%*
                                                               ==========       ==========         ==========       ==========

Supplemental  Net assets, end of period (in thousands)         $   14,126       $    7,756         $   37,316       $   26,015
Data:                                                          ==========       ==========         ==========       ==========
              Portfolio turnover                                   33.18%           35.61%             33.18%           35.61%
                                                               ==========       ==========         ==========       ==========

             *Annualized.
            **Total investment returns exclude the effects of sales loads. ++Commencement of Operations.
           +++Aggregate total investment return.

              See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)
The following per share data and ratios have been derived        For the                      National Portfolio
from information provided in the financial statements.          Six Months                         Class A
                                                                  Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                       Dec. 31, 1995       1995          1994          1993          1992
Per Share     Net asset value, beginning of period             $     10.02   $     10.08   $     11.02   $     10.64   $     10.17
Operating                                                      -----------   -----------   -----------   -----------   -----------
Performance:  Investment income--net                                   .30           .60           .62           .67           .71
              Realized and unrealized gain (loss) on
              investments--net                                         .42           .15          (.64)          .57           .58
                                                               -----------   -----------   -----------   -----------   -----------
              Total from investment operations                         .72           .75          (.02)         1.24          1.29
                                                               -----------   -----------   -----------   -----------   -----------
              Less dividends and distributions:
                Investment income--net                                (.30)         (.60)         (.62)         (.67)         (.71)
                Realized gain on investments--net                       --          (.19)         (.30)         (.19)         (.11)
                In excess of realized gain on investments--net          --          (.02)           --            --            --
                                                               -----------   -----------   -----------   -----------   -----------
              Total dividends and distributions                       (.30)         (.81)         (.92)         (.86)         (.82)
                                                               -----------   -----------   -----------   -----------   -----------
              Net asset value, end of period                   $     10.44   $     10.02   $     10.08   $     11.02   $     10.64
                                                               ===========   ===========   ===========   ===========   ===========

Total         Based on net asset value per share                     7.31%+++      7.89%         (.47%)       12.19%        13.09%
Investment                                                     ===========   ===========   ===========   ===========   ===========
Return:**

Ratios to     Expenses                                                .56%*         .56%          .55%          .55%          .55%
Average                                                        ===========   ===========   ===========   ===========   ===========
Net Assets:   Investment income--net                                 5.90%*        6.01%         5.72%         6.23%         6.80%
                                                               ===========   ===========   ===========   ===========   ===========

Supplemental  Net assets, end of period (in thousands)         $ 1,056,326   $ 1,059,440   $ 1,203,181   $ 1,353,805   $ 1,278,055
Data:                                                          ===========   ===========   ===========   ===========   ===========
              Portfolio turnover                                    46.50%       103.65%        73.33%        65.43%        50.94%
                                                               ===========   ===========   ===========   ===========   ===========


The following per share data and ratios have been derived        For the                      National Portfolio
from information provided in the financial statements.          Six Months                         Class B
                                                                  Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                       Dec. 31, 1995       1995          1994          1993          1992
Per Share     Net asset value, beginning of period             $     10.02   $     10.07   $     11.02   $     10.63   $     10.16
Operating                                                      -----------   -----------   -----------   -----------   -----------
Performance:  Investment income--net                                   .26           .52           .54           .59           .63
              Realized and unrealized gain (loss) on
              investments--net                                         .42           .16          (.65)          .58           .58
                                                               -----------   -----------   -----------   -----------   -----------
              Total from investment operations                         .68           .68          (.11)         1.17          1.21
                                                               -----------   -----------   -----------   -----------   -----------
              Less dividends and distributions:
                Investment income--net                                (.26)         (.52)         (.54)         (.59)         (.63)
                Realized gain on investments--net                       --          (.19)         (.30)         (.19)         (.11)
                In excess of realized gain on investments--net          --          (.02)           --            --            --
                                                               -----------   -----------   -----------   -----------   -----------
              Total dividends and distributions                       (.26)         (.73)         (.84)         (.78)         (.74)
                                                               -----------   -----------   -----------   -----------   -----------
              Net asset value, end of period                   $     10.44   $     10.02   $     10.07   $     11.02   $     10.63
                                                               ===========   ===========   ===========   ===========   ===========

Total         Based on net asset value per share                     6.89%+++      7.28%        (1.39%)       11.45%        12.25%
Investment                                                     ===========   ===========   ===========   ===========   ===========
Return:**

Ratios to     Expenses, excluding account maintenance and
Average       distribution fees                                       .57%*         .57%          .55%          .56%          .56%
Net Assets:                                                    ===========   ===========   ===========   ===========   ===========
              Expenses                                               1.32%*        1.32%         1.30%         1.31%         1.31%
                                                               ===========   ===========   ===========   ===========   ===========
              Investment income--net                                 5.14%*        5.25%         4.97%         5.46%         6.03%
                                                               ===========   ===========   ===========   ===========   ===========

Supplemental  Net assets, end of period (in thousands)         $   419,897   $   419,933   $   459,169   $   424,071   $   286,375
Data:                                                          ===========   ===========   ===========   ===========   ===========
              Portfolio turnover                                    46.50%       103.65%        73.33%        65.43%        50.94%
                                                               ===========   ===========   ===========   ===========   ===========

                                                                                           National Portfolio
                                                                                Class C                      Class D
                                                                                        For the                         For the
The following per share data and ratios have been derived               For the         Period          For the         Period
from information provided in the financial statements.                Six Months    Oct. 21, 1994++    Six Months   Oct. 21, 1994++
                                                                         Ended       to June 30,         Ended        to June 30,
Increase (Decrease) in Net Asset Value:                              Dec. 31, 1995       1995        Dec. 31, 1995        1995
Per Share     Net asset value, beginning of period                     $   10.03      $    9.85        $   10.03       $    9.85
Operating                                                              ---------      ---------        ---------       ---------
Performance:  Investment income--net                                         .26            .36              .29             .40
              Realized and unrealized gain on investments--net               .41            .39              .42             .39
                                                                       ---------      ---------        ---------       ---------
              Total from investment operations                               .67            .75              .71             .79
                                                                       ---------      ---------        ---------       ---------
              Less dividends and distributions:
                Investment income--net                                      (.26)          (.36)            (.29)           (.40)
                Realized gain on investments--net                             --           (.19)              --            (.19)
                In excess realized gain on investments--net                   --           (.02)              --            (.02)
                                                                       ---------      ---------        ---------       ---------
              Total dividends and distributions                             (.26)          (.57)            (.29)           (.61)
                                                                       ---------      ---------        ---------       ---------
              Net asset value, end of period                           $   10.44      $   10.03        $   10.45       $   10.03
                                                                       =========      =========        =========       =========

Total         Based on net asset value per share                           6.76%+++       7.97%+++         7.17%+++        8.37%+++
Investment                                                             =========      =========        =========       =========
Return:**


Ratios to     Expenses, excluding account maintenance and
Average       distribution fees                                             .57%*          .57%*            .56%*           .56%*
Net Assets:                                                            =========      =========        =========       =========
              Expenses                                                     1.37%*         1.37%*            .81%*           .81%*
                                                                       =========      =========        =========       =========
              Investment income--net                                       5.08%*         5.21%*           5.63%*          5.78%*
                                                                       =========      =========        =========       =========

Supplemental  Net assets, end of period (in thousands)                 $   9,366      $   5,195        $  31,226       $  19,656
Data:                                                                  =========      =========        =========       =========
              Portfolio turnover                                          46.50%        103.65%           46.50%         103.65%
                                                                       =========      =========        =========       =========

             *Annualized.
            **Total investment returns exclude the effects of sales loads. ++Commencement of Operations.
           +++Aggregate total investment return.

              See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (concluded)
                                                                                   Limited Maturity Portfolio
                                                                                            Class A
The following per share data and ratios have been derived        For the
from information provided in the financial statements.          Six Months
                                                                  Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                       Dec. 31, 1995       1995          1994          1993          1992
Per Share     Net asset value, beginning of period             $      9.92   $      9.87   $     10.01   $      9.91   $      9.75
Operating                                                      -----------   -----------   -----------   -----------   -----------
Performance:  Investment income--net                                   .19           .38           .37           .41           .50
              Realized and unrealized gain (loss) on
              investments--net                                         .06           .05          (.14)          .10           .16
                                                               -----------   -----------   -----------   -----------   -----------
              Total from investment operations                         .25           .43           .23           .51           .66
                                                               -----------   -----------   -----------   -----------   -----------
              Less dividends from investment income--net              (.19)         (.38)         (.37)         (.41)         (.50)
                                                               -----------   -----------   -----------   -----------   -----------
              Net asset value, end of period                    $     9.98    $     9.92    $     9.87    $    10.01    $     9.91
                                                               ===========   ===========   ===========   ===========   ===========

Total         Based on net asset value per share                     2.50%+++      4.53%         2.30%         5.28%         6.93%
Investment                                                     ===========   ===========   ===========   ===========   ===========
Return:**

Ratios to     Expenses                                                .45%*         .41%          .40%          .41%          .40%
Average                                                        ===========   ===========   ===========   ===========   ===========
Net Assets:   Investment income--net                                 3.81%*        3.86%         3.68%         4.13%         5.02%
                                                               ===========   ===========   ===========   ===========   ===========

Supplemental  Net assets, end of period (in thousands)         $   467,868   $   536,474   $   790,142   $   846,736   $   613,407
Data:                                                          ===========   ===========   ===========   ===========   ===========
              Portfolio turnover                                    52.19%        37.33%        45.67%        65.43%        96.32%
                                                               ===========   ===========   ===========   ===========   ===========


                                                                                   Limited Maturity Portfolio
                                                                                            Class B
                                                                                                                        For the
The following per share data and ratios have been derived        For the                                                Period
from information provided in the financial statements.          Six Months                                           Nov. 2, 1992++
                                                                  Ended              For the Year Ended June 30,      to June 30,
Increase (Decrease) in Net Asset Value:                       Dec. 31, 1995             1995             1994            1993
Per Share     Net asset value, beginning of period              $     9.92           $     9.87       $    10.01      $     9.93
Operating                                                       ----------           ----------       ----------      ----------
Performance:  Investment income--net                                   .17                  .35              .33             .24
              Realized and unrealized gain (loss) on
              investments--net                                         .06                  .05             (.14)            .08
                                                                ----------           ----------       ----------      ----------
              Total from investment operations                         .23                  .40              .19             .32
                                                                ----------           ----------       ----------      ----------
              Less dividends from investment income--net              (.17)                (.35)            (.33)           (.24)
                                                                ----------           ----------       ----------      ----------
              Net asset value, end of period                    $     9.98           $     9.92       $     9.87      $    10.01
                                                                ==========           ==========       ==========      ==========
Total         Based on net asset value per share                     2.31%+++             4.14%            1.98%           3.26%+++
Investment                                                      ==========           ==========       ==========      ==========
Return:**

Ratios to     Expenses, excluding account maintenance and
Average       distribution fees                                       .47%*                .43%             .41%            .41%*
Net Assets:                                                     ==========           ==========       ==========      ==========
              Expenses                                                .82%*                .78%             .76%            .76%*
                                                                ==========           ==========       ==========      ==========
              Investment income--net                                 3.44%*               3.50%            3.33%           3.60%*
                                                                ==========           ==========       ==========      ==========

Supplemental  Net assets, end of period (in thousands)          $   81,334           $  129,581       $  145,534      $   95,179
Data:                                                           ==========           ==========       ==========      ==========
              Portfolio turnover                                    52.19%               37.33%           45.67%          65.43%
                                                                ==========           ==========       ==========      ==========


                                                                                     Limited Maturity Portfolio
                                                                           Class C                            Class D

                                                                                       For the                         For the
The following per share data and ratios have been derived         For the              Period          For the         Period
from information provided in the financial statements.          Six Months         Oct. 21, 1994++    Six Months    Oct. 21, 1994++
                                                                   Ended                 to             Ended             to
Increase (Decrease) in Net Asset Value:                        Dec. 31, 1995       June 30, 1995     Dec 31, 1994   June 30, 1995
Per Share     Net asset value, beginning of period              $     9.92           $     9.83        $    9.93       $    9.83
Operating                                                       ----------           ----------       ----------      ----------
Performance:  Investment income--net                                   .16                  .25              .19             .26
              Realized and unrealized gain on investments--net         .08                  .09              .05             .10
                                                                ----------           ----------       ----------      ----------
              Total from investment operations                         .24                  .34              .24             .36
                                                                ----------           ----------       ----------      ----------
              Less dividends from investment income--net              (.16)                (.25)            (.19)           (.26)
                                                                ----------           ----------       ----------      ----------
              Net asset value, end of period                    $    10.00           $     9.92       $     9.98      $     9.93
                                                                ==========           ==========       ==========      ==========

Total         Based on net asset value per share                     2.44%+++             3.52%+++         2.34%+++        3.73%+++
Investment                                                      ==========           ==========       ==========      ==========
Return:**

Ratios to     Expenses, excluding account maintenance and
Average       distribution fees                                       .53%*                .49%*            .45%*           .43%*
Net Assets:                                                     ==========           ==========       ==========      ==========
              Expenses                                                .81%*                .70%*            .55%*           .53%*
                                                                ==========           ==========       ==========      ==========
              Investment income--net                                 3.43%*               3.61%*           3.72%*          3.78%*
                                                                ==========           ==========       ==========      ==========

Supplemental  Net assets, end of period (in thousands)           $      55            $   3,965        $  19,267       $  11,258
Data:                                                           ==========           ==========       ==========      ==========
              Portfolio turnover                                    52.19%               37.33%           52.19%          37.33%
                                                                ==========           ==========       ==========      ==========


             *Annualized.
            **Total investment returns exclude the effects of sales loads. ++Commencement of Operations.
           +++Aggregate total investment return.

              See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial state-ments reflect all adjustments which are, in the opinion of manage-ment, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund's Portfolios offer four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account mainte-nance of such shares, and Class B and Class C Shares also bear cer-tain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Insured Portfolio: Where bonds in the Portfolio have not been insured pursuant to policies obtained by the issuer, the Fund has obtained insurance with respect to the payment of interest and principal of each bond. Such insurance is valid as long as the bonds are held by the Fund.

All Portfolios: Municipal bonds and money market securities are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Positions in futures contracts and options thereon, which are traded on exchanges, are valued at closing prices as of the close of such exchanges. Assets for which market quotations are not readily available are valued at fair value on a consistent basis using methods determined in good faith by the Fund's Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instrument--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

*Financial futures contracts--The National and Limited Maturity Portfolios (the "Portfolios") may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolios deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated invest-ment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax pro-vision is required.

(d) Security transactions and investment income--Security trans-actions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned sub-sidary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the average daily value of the Fund's net assets.


                                          Rate of Advisory Fee
Aggregate of Average Daily                                     Limited
Net Assets of the Three              Insured     National     Maturity
Combined Portfolios                 Portfolio    Portfolio    Portfolio

Not exceeding $250 million            .40 %        .50 %        .40 %
In excess of $250 million
but not exceeding $400 million        .375         .475         .375
In excess of $400 million
but not exceeding $550 million        .375         .475         .35
In excess of $550 million
but not exceeding $1.5 billion        .375         .475         .325
In excess of $1.5 billion             .35          .475         .325


The Investment Advisory Agreement obligates FAM to reimburse the Fund to the extent that the Fund's expenses (excluding interest, taxes, distribution fees, brokerage fees and commissions and extra-ordinary items) exceed 2.5% of the Fund's first $30 million of average daily net assets, 2.0% of the Fund's next $70 million of average daily net assets, and 1.5% of the average daily net assets in excess thereof. No fee payment will be made to FAM with respect to any Portfolio during any fiscal year which will cause the expenses of such Portfolio to exceed the pro rata expense limitation applicable to such Portfolio at the time of such payment.

Pursuant to the distribution plans (the "Distribution Plans") adopted by the Fund in accordance with Rule 12b-1 under the Investment
Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

           Account Maintenance Fees                   Distribution Fees
                               Limited                                Limited
        Insured   National    Maturity        Insured    National    Maturity
       Portfolio  Portfolio   Portfolio      Portfolio   Portfolio   Portfolio

Class B   .25%      .25%        .15%           .50%        .50%        .20%
Class C   .25%      .25%        .15%           .55%        .55%        .20%
Class D   .25%      .25%        .10%            --          --          --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribu-tion fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended December 31, 1995, MLFD earned under-writing discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:


                  Insured          National         Limited Maturity
                 Portfolio         Portfolio           Portfolio

Class A Shares:
MLFD             $ 16,054          $ 11,154             $ 1,209
MLPF&S            131,764            95,402              12,272

Class D Shares:
MLFD                6,708             6,227               1,651
MLPF&S             46,134            56,472              14,236


For the six months ended December 31, 1995, MLPF&S received contingent deferred sales charges of $1,106,209 relating to transactions in Class B Shares, amounting to $551,394
$474,154 and $80,661 in the Insured, National and Limited Maturity Portfolios, respectively, and $3,456 relating to transactions in Class C Shares, amounting to $2,224, $951 and $281 in the Insured,
National and Limited Maturity Portfolios, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, MLFD, MLFDS, MLPF&S, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for six months ended December 31, 1995 were as follows:


                                         Purchases             Sales

Insured Portfolio                      $ 762,602,396       $ 977,638,883
National Portfolio                       660,760,488         728,902,428
Limited Maturity Portfolio               284,292,652         399,685,229


NOTES TO FINANCIAL STATEMENTS (continued)


Net realized and unrealized gains (losses) as of December 31, 1995 were as follows:

                                         Realized          Unrealized
Insured Portfolio                     Gains (Losses)          Gains

Long-term investments                  $   5,483,874       $ 203,065,543
Short-term investments                    (1,778,534)            122,263
                                       -------------       -------------
Total                                  $   3,705,340       $ 203,187,806
                                       =============       =============

                                         Realized          Unrealized
National Portfolio                    Gains (Losses)          Gains

Long-term investments                  $  11,167,909       $ 112,815,050
Short-term investments                         1,948             112,085
Financial future contracts on options       (394,250)                 --
                                       -------------       -------------
Total                                  $  10,775,607       $ 112,927,135
                                       =============       =============


                                         Realized          Unrealized
Limited Maturity Portfolio                Gains              Gains

Long-term investments                  $     580,861       $   5,495,155
Short-term investments                       118,727              84,455
                                       -------------       -------------
Total                                  $     699,588       $   5,579,610
                                       =============       =============

As of December 31, 1995 net unrealized appreciation/depreciation for Federal income tax purposes were as follows:


                        Gross             Gross
                      Unrealized        Unrealized        Net Unrealized
                     Appreciation      Depreciation        Appreciation

Insured Portfolio    $203,195,361      $      (7,555)      $ 203,187,806
National Portfolio    114,862,704         (1,935,569)        112,927,135
Limited Maturity
Portfolio               5,618,995            (39,385)          5,579,610


The aggregate cost of investments at December 31, 1995 for Federal income tax purposes was $2,360,152,648 for the Insured Portfolio, $1,399,006,782 for the National Portfolio, and $564,765,357 for the Limited Maturity Portfolio.

4. Capital Share Transactions:
Net decrease on net assets derived from capital share transactions for the six months ended December 31, 1995 and the year ended
June 30, 1995 was $77,567,317 and $293,039,051, respectively, for the Insured Portfolio; $49,234,431 and $147,053,135, respectively, for the National Portfolio and ($116,209,940) and $256,848,291, respectively, for the Limited Maturity Portfolio.

Transactions in capital shares for each class were as follows:

Insured Portfolio

Class A Shares for the Six Months                              Dollar
Ended December 31, 1995                      Shares            Amount

Shares sold                                3,252,053       $  26,137,113
Shares issued to shareholders in
reinvestment of dividends                  2,626,781          21,108,512
                                       -------------       -------------
Total issued                               5,878,834          47,245,625
Shares redeemed                          (14,132,632)       (113,668,638)
                                       -------------       -------------
Net decrease                              (8,253,798)      $ (66,423,013)
                                       =============       =============

Insured Portfolio

Class A Shares for the Year                                    Dollar
Ended June 30, 1995                          Shares            Amount

Shares sold                               17,244,995       $ 133,588,440
Shares issued to shareholders in
reinvestment of dividends and
distributions                              5,993,847          46,501,518
                                       -------------       -------------
Total issued                              23,238,842         180,089,958
Shares redeemed                          (54,299,693)       (419,430,676)
                                       -------------       -------------
Net decrease                             (31,060,851)      $(239,340,718)
                                       =============       =============


Insured Portfolio

Class B Shares for the Six Months                              Dollar
Ended December 31, 1995                      Shares            Amount

Shares sold                                7,978,131       $  64,242,372
Shares issued to shareholders in
reinvestment of dividends                  1,209,831           9,719,843
                                       -------------       -------------
Total issued                               9,187,962          73,962,215
Automatic conversion of shares               (86,360)           (698,515)
Shares redeemed                          (12,448,858)        (99,873,992)
                                       -------------       -------------
Net decrease                              (3,347,256)      $ (26,610,292)
                                       =============       =============


Insured Portfolio

Class B Shares for the Year                                    Dollar
Ended June 30, 1995                          Shares            Amount

Shares sold                               16,066,095       $ 123,787,819
Shares issued to shareholders in
reinvestment of dividends and
distributions                              2,730,539          21,164,361
                                       -------------       -------------
Total issued                              18,796,634         144,952,180
Automatic conversion of shares                (8,999)            (69,008)
Shares redeemed                          (29,913,866)       (230,944,682)
                                       -------------       -------------
Net decrease                             (11,126,231)      $ (86,061,510)
                                       =============       =============

Insured Portfolio

Class C Shares for the Six Months                              Dollar
Ended December 31, 1995                      Shares            Amount

Shares sold                                  958,717       $   7,705,084
Shares issued to shareholders in
reinvestment of dividends                     19,912             160,761
                                       -------------       -------------
Total issued                                 978,629           7,865,845
Shares redeemed                             (245,315)         (1,964,976)
                                       -------------       -------------
Net increase                                 733,314       $   5,900,869
                                       =============       =============


Insured Portfolio

Class C Shares for the Period                                  Dollar
October 21, 1994++ to June 30, 1995          Shares            Amount

Shares sold                                1,136,288       $   8,839,400
Shares issued to shareholders in
reinvestment of dividends and
distributions                                 10,357              81,730
                                       -------------       -------------
Total issued                               1,146,645           8,921,130
Shares redeemed                             (167,364)         (1,318,478)
                                       -------------       -------------
Net increase                                 979,281       $   7,602,652
                                       =============       =============
[FN]
++Commencement of Operations.


Insured Portfolio

Class D Shares for the Six Months                              Dollar
Ended December 31, 1995                      Shares            Amount

Shares sold                                7,206,629       $  57,923,929
Automatic conversion of shares                53,997             698,515
Shares issued to shareholders in
reinvestment of dividends                     86,292             434,623
                                       -------------       -------------
Total issued                               7,346,918          59,057,067
Shares redeemed                           (6,108,482)        (49,491,948)
                                       -------------       -------------
Net increase                               1,238,436       $   9,565,119
                                       =============       =============

Insured Portfolio

Class D Shares for the Period                                  Dollar
October 21, 1994++ to June 30, 1995          Shares            Amount

Shares sold                                5,713,054       $  43,851,761
Automatic conversion of shares                 8,988              69,008
Shares issued to shareholders in
reinvestment of dividends and
distributions                                 41,138             324,130
                                       -------------       -------------
Total issued                               5,763,180          44,244,899
Shares redeemed                           (2,480,132)        (19,484,374)
                                       -------------       -------------
Net increase                               3,283,048       $  24,760,525
                                       =============       =============
[FN]
++Commencement of Operations.


National Portfolio

Class A Shares for the Six Months                              Dollar
Ended December 31, 1995                      Shares            Amount

Shares sold                                  978,750       $   9,942,883
Shares issued to shareholders in
reinvestment of dividends                  1,513,232          15,380,093
                                       -------------       -------------
Total issued                               2,491,982          25,322,976
Shares redeemed                           (7,029,170)        (71,395,631)
                                       -------------       -------------
Net decrease                              (4,537,188)      $ (46,072,655)
                                       =============       =============


National Portfolio

Class A Shares for the Year                                    Dollar
Ended June 30, 1995                          Shares            Amount

Shares sold                                3,950,018       $  38,999,667
Shares issued to shareholders in
reinvestment of dividends and
distributions                              4,615,676          44,866,990
                                       -------------       -------------
Total issued                               8,565,694          83,866,657
Shares redeemed                          (22,289,533)       (218,456,423)
                                       -------------       -------------
Net decrease                             (13,723,839)      $(134,589,766)
                                       =============       =============

National Portfolio

Class B Shares for the Six Months                              Dollar
Ended December 31, 1995                      Shares            Amount

Shares sold                                3,171,052       $  32,250,035
Shares issued to shareholders in
reinvestment of dividends                    506,438           5,146,423
                                       -------------       -------------
Total issued                               3,677,490          37,396,458
Automatic conversion of shares               (26,103)           (264,621)
Shares redeemed                           (5,335,536)        (54,134,216)
                                       -------------       -------------
Net decrease                              (1,684,149)      $ (17,002,379)
                                       =============       =============


National Portfolio

Class B Shares for the Year                                    Dollar
Ended June 30, 1995                          Shares            Amount

Shares sold                                8,878,807       $  87,702,076
Shares issued to shareholders in
reinvestment of dividends and
distributions                              1,612,526          15,637,171
                                       -------------       -------------
Total issued                              10,491,333         102,709,247
Automatic conversion of shares                (2,817)            (44,533)
Shares redeemed                          (14,168,055)       (139,040,527)
                                       -------------       -------------
Net decrease                              (3,679,539)      $ (36,375,813)
                                       =============       =============



NOTES TO FINANCIAL STATEMENTS (concluded)


National Portfolio

Class C Shares for the Six Months                              Dollar
Ended December 31, 1995                      Shares            Amount

Shares sold                                  428,670       $   4,373,403
Shares issued to shareholders in
reinvestment of dividends                      8,425              85,911
                                       -------------       -------------
Total issued                                 437,095           4,459,314
Shares redeemed                              (58,487)           (596,298)
                                       -------------       -------------
Net increase                                 378,608       $   3,863,016
                                       =============       =============

National Portfolio

Class C Shares for the Period                                  Dollar
October 21, 1994++ to June 30, 1995          Shares            Amount

Shares sold                                  658,356       $   6,451,126
Shares issued to shareholders in
reinvestment of dividends and
distributions                                  5,456              53,279
                                       -------------       -------------
Total issued                                 663,812           6,504,405
Shares redeemed                             (145,672)         (1,433,070)
                                       -------------       -------------
Net increase                                 518,140       $   5,071,335
                                       =============       =============
[FN]
++Commencement of Operations.


National Portfolio

Class D Shares for the Six Months                              Dollar
Ended December 31, 1995                      Shares            Amount

Shares sold                                7,954,844       $  81,335,078
Automatic conversion of shares                26,078             264,621
Shares issued to shareholders in
reinvestment of dividends                     32,902             336,705
                                       -------------       -------------
Total issued                               8,013,824          81,936,404
Shares redeemed                           (6,985,081)        (71,958,817)
                                       -------------       -------------
Net increase                               1,028,743       $   9,977,587
                                       =============       =============


National Portfolio

Class D Shares for the Period                                  Dollar
October 21, 1994++ to June 30, 1995          Shares            Amount

Shares sold                                5,900,638       $  57,599,450
Automatic conversion of shares                 2,818              44,533
Shares issued to shareholders in
reinvestment of dividends and
distributions                                 32,362             314,401
                                       -------------       -------------
Total issued                               5,935,818          57,958,384
Shares redeemed                           (3,975,351)        (39,117,275)
                                       -------------       -------------
Net increase                               1,960,467       $  18,841,109
                                       =============       =============
[FN]
++Commencement of Operations.

Limited Maturity Portfolio

Class A Shares for the Six Months                              Dollar
Ended December 31, 1995                      Shares            Amount

Shares sold                                  745,550       $   7,416,341
Shares issued to shareholders in
reinvestment of dividends                    604,491           6,012,512
                                       -------------       -------------
Total issued                               1,350,041          13,428,853
Shares redeemed                           (8,530,005)        (84,815,615)
                                       -------------       -------------
Net decrease                              (7,179,964)      $ (71,386,762)
                                       =============       =============


Limited Maturity Portfolio

Class A Shares for the Year                                    Dollar
Ended June 30, 1995                          Shares            Amount

Shares sold                                5,989,549       $  58,950,508
Shares issued to shareholders in
reinvestment of dividends                  1,619,597          15,934,105
                                       -------------       -------------
Total issued                               7,609,146          74,884,613
Shares redeemed                          (33,605,286)       (330,320,109)
                                       -------------       -------------
Net decrease                             (25,996,140)      $(255,435,496)
                                       =============       =============


Limited Maturity Portfolio

Class B Shares for the Six Months                              Dollar
Ended December 31, 1995                      Shares            Amount

Shares sold                                1,134,714       $  11,283,572
Shares issued to shareholders in
reinvestment of dividends                    114,363           1,137,337
                                       -------------       -------------
Total issued                               1,249,077          12,420,909
Automatic conversion of shares                (1,550)            (15,411)
Shares redeemed                           (6,155,548)        (61,222,113)
                                       -------------       -------------
Net decrease                              (4,908,021)      $ (48,816,615)
                                       =============       =============

Limited Maturity Portfolio

Class B Shares for the Year                                    Dollar
Ended June 30, 1995                          Shares            Amount

Shares sold                                8,960,577       $  88,112,911
Shares issued to shareholders in
reinvestment of dividends                    364,664           3,587,539
                                       -------------       -------------
Total issued                               9,325,241          91,700,450
Automatic conversion of shares                  (447)             (4,387)
Shares redeemed                          (11,012,352)       (108,188,416)
                                       -------------       -------------
Net decrease                              (1,687,558)      $ (16,492,353)
                                       =============       =============


Limited Maturity Portfolio

Class C Shares for the Six Months                              Dollar
Ended December 31, 1995                      Shares            Amount

Shares sold                                  806,810       $   8,020,174
Shares issued to shareholders in
reinvestment of dividends                      1,364              13,553
                                       -------------       -------------
Total issued                                 808,174           8,033,727
Shares redeemed                           (1,202,364)        (11,950,984)
                                       -------------       -------------
Net decrease                                (394,190)      $  (3,917,257)
                                       =============       =============


Limited Maturity Portfolio

Class C Shares for the Period                                  Dollar
October 21, 1994++ to June 30, 1995          Shares            Amount

Shares sold                                1,018,221       $  10,034,099
Shares issued to shareholders in
reinvestment of dividends                      3,599              35,474
                                       -------------       -------------
Total issued                               1,021,820          10,069,573
Shares redeemed                             (622,129)         (6,135,873)
                                       -------------       -------------
Net increase                                 399,691       $   3,933,700
                                       =============       =============

[FN]
++Commencement of Operations.

Limited Maturity Portfolio

Class D Shares for the Six Months                              Dollar
Ended December 31, 1995                      Shares            Amount

Shares sold                                3,330,959       $  33,125,406
Automatic conversion of shares                 1,548              15,411
Shares issued to shareholders in
reinvestment of dividends                     17,054             169,680
                                       -------------       -------------
Total issued                               3,349,561          33,310,497
Shares redeemed                           (2,553,941)        (25,399,803)
                                       -------------       -------------
Net increase                                 795,620       $   7,910,694
                                       =============       =============


Limited Maturity Portfolio
Class D Shares for the Period                                  Dollar
October 21, 1994++ to June 30, 1995          Shares            Amount

Shares sold                                2,889,627       $  28,392,515
Automatic conversion of shares                   447               4,387
Shares issued to shareholders in
reinvestment of dividends                     12,056             118,733
                                       -------------       -------------
Total issued                               2,902,130          28,515,635
Shares redeemed                           (1,767,911)        (17,369,777)
                                       -------------       -------------
Net increase                               1,134,219       $  11,145,858
                                       =============       =============
[FN]
++ Commencement of Operations.

5. Capital Loss Carryforward:
At June 30, 1995, the Fund had a net capital loss carryforward as follows: approximately $38,085,000 in the Insured Portfolio, all of which expires in 2003; approximately $37,909,000 in the National Portfolio, all of which expires in 2003; and approximately $6,271,000 in the Limited Maturity Portfolio, of which $1,416,000 expires in 1997, $2,787,000 expires in 1998, $22,000 expires in 1999, $25,000 expires in 2002 and $2,021,000 expires in 2003. These will be available to offset like amounts of any future taxable gains.